AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 81.3%
Common Stocks — 38.0%
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.*	2,176	$ 86,801
Airbus SE (France)*	423	30,770
BAE Systems PLC (United Kingdom)	13,694	84,934
BWX Technologies, Inc.	1,155	65,038
Curtiss-Wright Corp.	1,203	112,192
Dassault Aviation SA (France)*	27	23,053
Elbit Systems Ltd. (Israel)	293	35,675
General Dynamics Corp.	481	66,585
HEICO Corp.	93	9,733
Huntington Ingalls Industries, Inc.	568	79,946
L3Harris Technologies, Inc.	516	87,637
Lockheed Martin Corp.	594	227,668
Northrop Grumman Corp.	383	120,833
Raytheon Technologies Corp.	2,542	146,267
Safran SA (France)*	25,322	2,495,881
Singapore Technologies Engineering Ltd. (Singapore)	10,061	25,644
Teledyne Technologies, Inc.*	8,723	2,705,962
Textron, Inc.	9,869	356,172
Thales SA (France)	801	60,277
TransDigm Group, Inc.	57	27,082
		6,848,150
Air Freight & Logistics — 0.5%
bpost SA (Belgium)*	35,900	315,580
C.H. Robinson Worldwide, Inc.(a)	3,041	310,760
Cia de Distribucion Integral Logista Holdings SA (Spain)	1,833	31,446
CTT-Correios de Portugal SA (Portugal)*	8,928	26,387
Deutsche Post AG (Germany)	123,076	5,596,688
DSV Panalpina A/S (Denmark)	1,009	163,929
Expeditors International of Washington, Inc.	931	84,274
FedEx Corp.	1,717	431,860
Kerry Logistics Network Ltd. (China)	192,000	347,524
Kintetsu World Express, Inc. (Japan)	1,100	23,345
Konoike Transport Co. Ltd. (Japan)	800	8,809
Oesterreichische Post AG (Austria)	2,447	82,366
PostNL NV (Netherlands)*	109,928	335,716
SBS Holdings, Inc. (Japan)	900	18,777
SG Holdings Co. Ltd. (Japan)	1,941	100,716
Singapore Post Ltd. (Singapore)	162,800	76,999
United Parcel Service, Inc. (Class B Stock)	33,848	5,640,092
XPO Logistics, Inc.*	1,277	108,111
Yamato Holdings Co. Ltd. (Japan)	2,710	71,292
		13,774,671
Airlines — 0.0%
Air Canada (Canada)*	3,371	39,721
Alaska Air Group, Inc.	11,883	435,274
Deutsche Lufthansa AG (Germany)*	6,616	56,962
SkyWest, Inc.	2,303	68,768
Southwest Airlines Co.	3,019	113,213
		713,938
	Shares	Value
Common Stocks (continued)
Auto Components — 0.0%
Adient PLC*	4,412	$ 76,460
Aptiv PLC	1,563	143,296
Bridgestone Corp. (Japan)	1,510	47,649
Cie Generale des Etablissements Michelin SCA (France)	593	63,219
Denso Corp. (Japan)	890	38,961
Johnson Electric Holdings Ltd. (Hong Kong)	69,500	151,175
Magna International, Inc. (Canada)	3,569	163,313
Sumitomo Electric Industries Ltd. (Japan)	3,440	38,628
Sumitomo Rubber Industries Ltd. (Japan)	28,222	261,127
Toyota Industries Corp. (Japan)	569	35,950
TPR Co. Ltd. (Japan)	5,300	64,399
Yokohama Rubber Co. Ltd. (The) (Japan)	8,181	116,276
		1,200,453
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	990	71,690
Daimler AG (Germany)	3,911	210,243
Ferrari NV (Italy)	11,941	2,190,881
Ford Motor Co.	18,004	119,907
Honda Motor Co. Ltd. (Japan)	189,571	4,469,286
Subaru Corp. (Japan)	5,500	106,389
Tesla, Inc.*	5,877	2,521,292
Thor Industries, Inc.(a)	2,224	211,858
Toyota Motor Corp. (Japan)	4,859	320,437
Volkswagen AG (Germany)*	279	48,718
		10,270,701
Banks — 0.8%
Australia & New Zealand Banking Group Ltd. (Australia)	12,203	151,203
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,133,266	3,151,078
Banco Santander SA (Spain)*	15,975	29,869
Bank Hapoalim BM (Israel)	4,837	25,899
Bank Leumi Le-Israel BM (Israel)	5,909	26,095
Bank of America Corp.	8,846	213,100
Bank of East Asia Ltd. (The) (Hong Kong)	12,254	22,669
Bank of Kyoto Ltd. (The) (Japan)	623	30,121
Bank of Montreal (Canada)	2,232	130,479
Bank of Nova Scotia (The) (Canada)	6,447	267,844
Banque Cantonale Vaudoise (Switzerland)	1,095	111,322
Barclays PLC (United Kingdom)*	26,856	33,854
BAWAG Group AG (Austria), 144A*	8,524	307,970
BNP Paribas SA (France)*	6,398	231,922
BOC Hong Kong Holdings Ltd. (China)	48,833	129,832
CaixaBank SA (Spain)	11,045	23,453
Canadian Imperial Bank of Commerce (Canada)	1,870	139,778
Chiba Bank Ltd. (The) (Japan)	4,971	27,419
Citigroup, Inc.	52,839	2,277,889
A1

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citizens Financial Group, Inc.	7,133	$ 180,322
Columbia Banking System, Inc.	1,513	36,085
Comerica, Inc.	2,511	96,046
Commerce Bancshares, Inc.	1,863	104,868
Commonwealth Bank of Australia (Australia)	4,351	199,050
Community Bank System, Inc.	1,830	99,662
Credit Agricole SA (France)*	19,308	168,950
Danske Bank A/S (Denmark)*	5,250	71,168
DBS Group Holdings Ltd. (Singapore)	54,240	796,580
East West Bancorp, Inc.	2,416	79,100
Erste Group Bank AG (Austria)*	998	20,858
Fifth Third Bancorp	2,593	55,283
FinecoBank Banca Fineco SpA (Italy)*	12,519	172,798
First Financial Bankshares, Inc.	4,827	134,722
First Republic Bank	775	84,522
FNB Corp.	12,033	81,584
Glacier Bancorp, Inc.	3,690	118,265
Hang Seng Bank Ltd. (Hong Kong)	3,806	56,312
HSBC Holdings PLC (United Kingdom)	30,890	120,196
ING Groep NV (Netherlands)*	25,346	180,050
Intesa Sanpaolo SpA (Italy)*	2,048,505	3,845,951
Japan Post Bank Co. Ltd. (Japan)	5,135	39,999
JPMorgan Chase & Co.	6,514	627,103
KBC Group NV (Belgium)	463	23,232
KeyCorp	4,003	47,756
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,873	78,599
Mizuho Financial Group, Inc. (Japan)	8,324	103,944
National Australia Bank Ltd. (Australia)	8,769	112,281
National Bank of Canada (Canada)	2,864	142,259
Nordea Bank Abp (Finland)*	9,663	73,687
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,566	189,797
PacWest Bancorp	3,572	61,010
Pinnacle Financial Partners, Inc.	3,736	132,964
PNC Financial Services Group, Inc. (The)	263	28,906
Popular, Inc. (Puerto Rico)	3,276	118,821
Prosperity Bancshares, Inc.	2,116	109,672
Raiffeisen Bank International AG (Austria)*	7,672	117,195
Resona Holdings, Inc. (Japan)	18,858	64,105
Royal Bank of Canada (Canada)	8,066	566,325
Seven Bank Ltd. (Japan)	17,775	43,041
Shinsei Bank Ltd. (Japan)	3,247	39,958
Shizuoka Bank Ltd. (The) (Japan)	6,437	44,460
Signature Bank	1,009	83,737
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	4,956	44,068
SpareBank 1 SMN (Norway)	39,876	360,557
Standard Chartered PLC (United Kingdom)*	25,935	119,130
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,480	68,884
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,106	55,924
SVB Financial Group*	524	126,085
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	2,460	$ 20,600
Swedbank AB (Sweden) (Class A Stock)*	2,864	44,880
Tokyo Kiraboshi Financial Group, Inc. (Japan)	1,600	17,246
Toronto-Dominion Bank (The) (Canada)	6,012	278,352
U.S. Bancorp	799	28,644
United Overseas Bank Ltd. (Singapore)	8,832	123,594
Webster Financial Corp.	2,366	62,486
Wells Fargo & Co.	114,839	2,699,865
Western Alliance Bancorp	17,320	547,658
Westpac Banking Corp. (Australia)	13,535	164,178
Wintrust Financial Corp.	754	30,198
Zions Bancorp NA	808	23,610
		21,698,978
Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	2,526	136,339
Asahi Group Holdings Ltd. (Japan)	2,945	102,644
Boston Beer Co., Inc. (The) (Class A Stock)*	1,068	943,428
Brown-Forman Corp. (Class B Stock)	3,249	244,715
C&C Group PLC (Ireland)	8,937	22,636
Carlsberg A/S (Denmark) (Class B Stock)	854	115,071
Coca-Cola Amatil Ltd. (Australia)	6,258	42,847
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	8,578	143,800
Coca-Cola Co. (The)	8,005	395,207
Coca-Cola European Partners PLC (United Kingdom)	2,362	91,669
Coca-Cola HBC AG (Switzerland)*	1,275	31,497
Constellation Brands, Inc. (Class A Stock)	6,922	1,311,788
Davide Campari-Milano NV (Italy)	221,513	2,415,187
Diageo PLC (United Kingdom)	6,854	235,107
Heineken Holding NV (Netherlands)	965	75,135
Heineken NV (Netherlands)	1,081	96,228
Ito En Ltd. (Japan)	5,502	392,627
Kirin Holdings Co. Ltd. (Japan)	1,330	24,963
Molson Coors Beverage Co. (Class B Stock)	17,626	591,529
Monster Beverage Corp.*	59,199	4,747,760
PepsiCo, Inc.	4,502	623,977
Pernod Ricard SA (France)	585	93,322
Remy Cointreau SA (France)	259	47,360
Suntory Beverage & Food Ltd. (Japan)	1,700	63,808
		12,988,644
Biotechnology — 0.9%
AbbVie, Inc.	54,530	4,776,283
Agios Pharmaceuticals, Inc.*	2,392	83,720
Alexion Pharmaceuticals, Inc.*	16,573	1,896,448
Amgen, Inc.	2,670	678,607
Argenx SE (Netherlands)*	288	75,946

A2

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
BeiGene Ltd. (China), ADR*	203	$ 58,147
Biogen, Inc.*	16,824	4,772,632
CSL Ltd. (Australia)	2,266	468,399
Emergent BioSolutions, Inc.*	646	66,751
Exelixis, Inc.*	6,490	158,681
Galapagos NV (Belgium)*	685	97,302
Genmab A/S (Denmark)*	434	157,123
Genus PLC (United Kingdom)	169	8,396
Gilead Sciences, Inc.	64,572	4,080,305
Grifols SA (Spain)	4,061	116,752
Halozyme Therapeutics, Inc.*	5,284	138,864
Immunomedics, Inc.*	1,368	116,321
Incyte Corp.*	4,244	380,857
Momenta Pharmaceuticals, Inc.*	641	33,640
Neurocrine Biosciences, Inc.*	1,619	155,683
Regeneron Pharmaceuticals, Inc.*	462	258,618
Sarepta Therapeutics, Inc.*	1,256	176,380
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	19,197	5,223,888
		23,999,256
Building Products — 0.3%
A.O. Smith Corp.	3,061	161,621
Allegion PLC	1,543	152,618
Assa Abloy AB (Sweden) (Class B Stock)	2,545	59,498
AZEK Co., Inc. (The)*	3,482	121,209
Belimo Holding AG (Switzerland)	5	37,735
Carrier Global Corp.	3,389	103,500
Cie de Saint-Gobain (France)*	8,277	348,064
Daikin Industries Ltd. (Japan)	1,057	194,376
Fortune Brands Home & Security, Inc.	873	75,532
Geberit AG (Switzerland)	220	130,192
Gibraltar Industries, Inc.*	1,342	87,418
Inwido AB (Sweden)*	6,159	62,849
Johnson Controls International PLC	1,499	61,234
Kingspan Group PLC (Ireland)*	1,101	100,258
Lennox International, Inc.	3,629	989,302
Lindab International AB (Sweden)	3,922	68,413
LIXIL Group Corp. (Japan)	5,777	116,193
Masco Corp.	73,321	4,042,187
Nibe Industrier AB (Sweden) (Class B Stock)*	3,931	101,160
TOTO Ltd. (Japan)	611	28,138
Trane Technologies PLC	753	91,301
Trex Co., Inc.*	256	18,330
Uponor OYJ (Finland)	1,724	30,153
Zehnder Group AG (Switzerland)	4,424	214,323
		7,395,604
Capital Markets — 1.2%
Ameriprise Financial, Inc.	1,220	188,014
Amundi SA (France), 144A*	808	57,007
ASX Ltd. (Australia)	1,184	68,936
Azimut Holding SpA (Italy)	20,982	380,030
Bank of New York Mellon Corp. (The)	6,597	226,541
BlackRock, Inc.	370	208,514
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	4,366	$ 144,468
Cboe Global Markets, Inc.	546	47,906
Charles Schwab Corp. (The)	776	28,115
CI Financial Corp. (Canada)	21,415	271,638
CME Group, Inc.	27,431	4,589,481
Credit Suisse Group AG (Switzerland)	21,887	219,216
Daiwa Securities Group, Inc. (Japan)	5,398	22,636
Deutsche Bank AG (Germany)*	8,339	69,847
Deutsche Boerse AG (Germany)	1,602	280,868
EQT AB (Sweden)	1,767	34,311
Euronext NV (Netherlands), 144A	205	25,680
Flow Traders (Netherlands), 144A	9,953	397,622
Hamilton Lane, Inc. (Class A Stock)	1,442	93,139
Hargreaves Lansdown PLC (United Kingdom)	14,578	295,025
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	10,135	477,846
Houlihan Lokey, Inc.	1,780	105,109
IG Group Holdings PLC (United Kingdom)	8,173	83,545
IGM Financial, Inc. (Canada)	4,084	93,639
Intercontinental Exchange, Inc.	1,903	190,395
Invesco Ltd.(a)	30,803	351,462
Japan Exchange Group, Inc. (Japan)	5,395	150,573
London Stock Exchange Group PLC (United Kingdom)	1,695	193,918
LPL Financial Holdings, Inc.	1,687	129,342
Macquarie Group Ltd. (Australia)	1,435	123,949
Magellan Financial Group Ltd. (Australia)	5,737	236,459
Man Group PLC (United Kingdom)	116,052	171,604
MarketAxess Holdings, Inc.	8,546	4,115,668
Matsui Securities Co. Ltd. (Japan)	42,300	379,531
Moody’s Corp.	1,521	440,862
Morgan Stanley	4,962	239,913
MSCI, Inc.	1,114	397,453
Nasdaq, Inc.	1,083	132,895
Natixis SA (France)*	18,941	42,528
Netwealth Group Ltd. (Australia)	4,294	46,709
Ninety One PLC (United Kingdom)*	6,705	17,545
Nomura Holdings, Inc. (Japan)	15,941	72,378
Northern Trust Corp.	46,537	3,628,490
Numis Corp. PLC (United Kingdom)	5,479	21,014
Partners Group Holding AG (Switzerland)	335	308,405
Pendal Group Ltd. (Australia)	49,672	196,300
Raymond James Financial, Inc.	514	37,399
S&P Global, Inc.	21,996	7,931,758
Schroders PLC (United Kingdom)	1,441	49,963
Singapore Exchange Ltd. (Singapore)	48,412	325,847
St. James’s Place PLC (United Kingdom)	19,478	233,291
State Street Corp.	2,379	141,146
Stifel Financial Corp.	2,742	138,636
Strike Co. Ltd. (Japan)	1,400	82,403
T. Rowe Price Group, Inc.	1,497	191,945
TMX Group Ltd. (Canada)	1,168	120,120

A3

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
TP ICAP PLC (United Kingdom)	5,890	$ 17,311
UBS Group AG (Switzerland)	323,117	3,602,024
Value Partners Group Ltd. (Hong Kong)	13,000	5,550
Virtu Financial, Inc. (Class A Stock)	1,273	29,292
		32,903,211
Chemicals — 0.7%
ADEKA Corp. (Japan)	600	8,638
Air Liquide SA (France)	2,143	339,780
Air Products & Chemicals, Inc.	570	169,780
Air Water, Inc. (Japan)	1,767	23,890
Akzo Nobel NV (Netherlands)	1,119	113,475
Albemarle Corp.	394	35,176
Arkema SA (France)	460	48,721
Ashland Global Holdings, Inc.	2,129	150,989
Avient Corp.	6,081	160,903
Axalta Coating Systems Ltd.*	123,301	2,733,583
BASF SE (Germany)	1,348	81,941
Borregaard ASA (Norway)	3,664	56,145
CF Industries Holdings, Inc.	4,319	132,636
Chr Hansen Holding A/S (Denmark)	366	40,575
Chugoku Marine Paints Ltd. (Japan)	500	4,730
Clariant AG (Switzerland)	2,343	46,171
Corteva, Inc.	34,999	1,008,321
Covestro AG (Germany), 144A	664	33,029
Croda International PLC (United Kingdom)	1,865	150,287
Daicel Corp. (Japan)	3,624	26,102
Dow, Inc.	762	35,852
DuPont de Nemours, Inc.	447	24,800
Eastman Chemical Co.	449	35,076
Ecolab, Inc.	583	116,507
Elkem ASA (Norway), 144A	35,532	75,671
EMS-Chemie Holding AG (Switzerland)	191	171,101
Evonik Industries AG (Germany)	1,031	26,686
FMC Corp.	823	87,164
Fujimi, Inc. (Japan)	1,700	59,220
Givaudan SA (Switzerland)	58	249,799
Gurit Holding AG (Switzerland)	194	412,904
Huntsman Corp.	1,207	26,807
Israel Corp. Ltd. (The) (Israel)*	65	6,980
Johnson Matthey PLC (United Kingdom)	1,315	39,884
JSP Corp. (Japan)	5,000	76,438
JSR Corp. (Japan)	2,118	50,140
Kaneka Corp. (Japan)	600	16,820
Kansai Paint Co. Ltd. (Japan)	1,682	41,774
Koninklijke DSM NV (Netherlands)	19,359	3,191,008
Kureha Corp. (Japan)	300	13,007
Linde PLC (United Kingdom)	1,766	420,538
Mitsubishi Chemical Holdings Corp. (Japan)	33,737	194,291
Mitsubishi Gas Chemical Co., Inc. (Japan)	2,698	50,118
Mitsui Chemicals, Inc. (Japan)	1,794	43,021
Mosaic Co. (The)	13,356	244,014
Nippon Kayaku Co. Ltd. (Japan)	2,600	22,950
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Nippon Paint Holdings Co. Ltd. (Japan)	1,234	$ 126,976
Nissan Chemical Corp. (Japan)	663	35,478
Nitto Denko Corp. (Japan)	1,186	77,349
Novozymes A/S (Denmark) (Class B Stock)	1,598	100,225
Nutrien Ltd. (Canada)	4,612	180,836
Orica Ltd. (Australia)	3,256	36,050
Osaka Soda Co. Ltd. (Japan)	1,800	43,825
Petkim Petrokimya Holding A/S (Turkey)*	1	—
PPG Industries, Inc.	599	73,126
RPM International, Inc.	2,486	205,940
Sherwin-Williams Co. (The)	7,541	5,254,116
Shin-Etsu Chemical Co. Ltd. (Japan)	920	120,079
Sika AG (Switzerland)	823	201,843
Sumitomo Seika Chemicals Co. Ltd. (Japan)	6,200	200,801
Symrise AG (Germany)	1,314	181,595
Teijin Ltd. (Japan)	1,656	25,667
Tenma Corp. (Japan)	1,100	18,582
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,600	134,461
Toray Industries, Inc. (Japan)	22,761	103,978
Toyo Ink SC Holdings Co. Ltd. (Japan)	800	15,335
Umicore SA (Belgium)	1,572	65,228
Westlake Chemical Corp.	1,366	86,359
Yara International ASA (Norway)	914	35,175
		18,420,466
Commercial Services & Supplies — 0.4%
Brambles Ltd. (Australia)	491,752	3,732,539
Calisen PLC (United Kingdom)*	93,893	200,390
Casella Waste Systems, Inc. (Class A Stock)*	1,942	108,461
Cewe Stiftung & Co. KGAA (Germany)*	2,105	230,707
Cintas Corp.	680	226,324
Copart, Inc.*	1,209	127,138
CT Environmental Group Ltd. (China)*^	198,000	3
Elis SA (France)*	7,604	96,412
G4S PLC (United Kingdom)*	28,788	74,424
IAA, Inc.*	1,639	85,343
Loomis AB (Sweden)*	8,317	227,796
Rentokil Initial PLC (United Kingdom)*	446,401	3,079,848
Republic Services, Inc.	879	82,055
Ritchie Bros. Auctioneers, Inc. (Canada)	2,986	177,090
Rollins, Inc.	6,021	326,278
Secom Co. Ltd. (Japan)	1,099	100,539
Securitas AB (Sweden) (Class B Stock)*	3,117	47,681
Sohgo Security Services Co. Ltd. (Japan)	761	36,188
Toppan Printing Co. Ltd. (Japan)	123,600	1,739,702
Waste Connections, Inc.	1,603	166,391
Waste Management, Inc.	666	75,371
		10,940,680
Communications Equipment — 0.1%
Arista Networks, Inc.*	314	64,976

A4

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Ciena Corp.*	2,992	$ 118,752
Cisco Systems, Inc.	13,168	518,687
F5 Networks, Inc.*	1,823	223,810
Juniper Networks, Inc.	5,688	122,292
Lumentum Holdings, Inc.*	5,106	383,614
Motorola Solutions, Inc.	1,236	193,817
Nokia OYJ (Finland)*	16,914	66,255
Spirent Communications PLC (United Kingdom)	62,426	229,582
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	11,900	130,264
Viavi Solutions, Inc.*	10,872	127,529
		2,179,578
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	20,134	456,243
AECOM*	4,893	204,723
Bouygues SA (France)	5,250	182,181
CIMIC Group Ltd. (Australia)*	11,491	152,752
Dai-Dan Co. Ltd. (Japan)	1,000	26,323
Eiffage SA (France)*	2,554	208,750
EMCOR Group, Inc.	1,006	68,116
Ferrovial SA (Spain)	3,276	79,362
HOCHTIEF AG (Germany)	472	36,678
Jacobs Engineering Group, Inc.	1,677	155,575
JGC Holdings Corp. (Japan)	6,771	70,080
Kajima Corp. (Japan)	1,953	23,516
Morgan Sindall Group PLC (United Kingdom)	1,891	27,837
Obayashi Corp. (Japan)	10,408	94,494
Per Aarsleff Holding A/S (Denmark)	1,951	82,103
Quanta Services, Inc.	13,061	690,405
Shimizu Corp. (Japan)	3,333	25,026
Skanska AB (Sweden) (Class B Stock)*	8,667	182,835
Taisei Corp. (Japan)	704	23,729
Toa Corp. (Japan)	11,100	178,191
Veidekke ASA (Norway)*	3,291	42,494
Vinci SA (France)	20,980	1,756,257
WSP Global, Inc. (Canada)	7,638	501,571
		5,269,241
Construction Materials — 0.2%
Buzzi Unicem SpA (Italy)	15,545	361,866
CRH PLC (Ireland)	3,599	130,076
HeidelbergCement AG (Germany)	3,984	243,792
James Hardie Industries PLC, CDI	2,935	70,061
LafargeHolcim Ltd. (Switzerland)*	3,561	161,981
Marshalls PLC (United Kingdom)	1,010	8,506
Martin Marietta Materials, Inc.	18,077	4,254,603
Taiheiyo Cement Corp. (Japan)	1,588	40,462
Vicat SA (France)	4,979	167,209
Vulcan Materials Co.	567	76,851
Wienerberger AG (Austria)*	283	7,472
		5,522,879
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.2%
Acom Co. Ltd. (Japan)	9,396	$ 40,777
Ally Financial, Inc.	66,969	1,678,913
American Express Co.	1,235	123,809
Chong Sing Holdings FinTech Group Ltd. (China)*^	708,000	329
Credit Corp. Group Ltd. (Australia)	7,888	96,868
FirstCash, Inc.	1,723	98,573
OneMain Holdings, Inc.	2,119	66,219
Resurs Holding AB (Sweden), 144A	24,734	128,180
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	101,636
Synchrony Financial	145,916	3,818,621
		6,153,925
Containers & Packaging — 0.2%
Amcor PLC	5,380	59,449
Avery Dennison Corp.	2,027	259,132
Ball Corp.	37,531	3,119,577
CCL Industries, Inc. (Canada) (Class B Stock)	742	28,609
Crown Holdings, Inc.*	1,647	126,589
International Paper Co.	4,930	199,862
Packaging Corp. of America	1,848	201,524
Smurfit Kappa Group PLC (Ireland)	1,216	47,667
Toyo Seikan Group Holdings Ltd. (Japan)	13,600	135,149
Westrock Co.	9,673	336,040
		4,513,598
Distributors — 0.0%
D’ieteren SA/NV (Belgium)	1,491	92,781
Doshisha Co. Ltd. (Japan)	3,000	60,229
Genuine Parts Co.	1,470	139,900
Inchcape PLC (United Kingdom)*	27,780	157,733
Jardine Cycle & Carriage Ltd. (Singapore)	26,181	346,737
LKQ Corp.*	14,195	393,627
		1,191,007
Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	24,481	629,722
Bright Horizons Family Solutions, Inc.*	878	133,491
Chegg, Inc.*	1,204	86,014
frontdoor, Inc.*	9,310	362,252
H&R Block, Inc.	19,657	320,213
Riso Kyoiku Co. Ltd. (Japan)	23,000	63,035
		1,594,727
Diversified Financial Services — 0.6%
ABC arbitrage (France)	1,593	13,780
Berkshire Hathaway, Inc. (Class B Stock)*	3,942	839,410
EXOR NV (Netherlands)	3,862	210,284
Groupe Bruxelles Lambert SA (Belgium)	575	51,921
Hanergy Mobile Energy Holding Co. Ltd. (China)^	148,000	—

A5

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Industrivarden AB (Sweden) (Class C Stock)*	1,330	$ 35,366
Investor AB (Sweden) (Class A Stock)	17,852	1,160,555
Investor AB (Sweden) (Class B Stock)	52,625	3,449,005
Japan Investment Adviser Co. Ltd. (Japan)	12,200	143,326
Jefferies Financial Group, Inc.	12,218	219,924
Kinnevik AB (Sweden) (Class B Stock)	4,018	163,609
L E Lundbergforetagen AB (Sweden) (Class B Stock)*	1,887	93,342
M&G PLC (United Kingdom)	106,373	218,673
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	13,350	61,635
Onex Corp. (Canada)	710	31,673
ORIX Corp. (Japan)	334,597	4,154,691
Plus500 Ltd. (Israel)	10,761	218,062
Sofina SA (Belgium)	475	129,690
Tokyo Century Corp. (Japan)	645	35,019
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	1	—
Voya Financial, Inc.	77,886	3,733,076
Wendel SE (France)	806	73,185
Zenkoku Hosho Co. Ltd. (Japan)	2,000	78,834
		15,115,060
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	21,713	619,038
BCE, Inc. (Canada)	1,477	61,252
BT Group PLC (United Kingdom)	21,602	27,381
Cellnex Telecom SA (Spain), 144A	14,848	903,884
CenturyLink, Inc.	34,623	349,346
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,938,000	338,119
Deutsche Telekom AG (Germany)	15,465	258,468
Elisa OYJ (Finland)	1,668	98,168
GCI Liberty, Inc. (Class A Stock)*	1,387	113,678
HKT Trust & HKT Ltd. (Hong Kong)	23,270	30,929
Iliad SA (France)	352	64,686
Infrastrutture Wireless Italiane SpA (Italy), 144A	47,400	524,209
Koninklijke KPN NV (Netherlands)	22,719	53,442
Liberty Global PLC (United Kingdom) (Class C Stock)*	21,905	449,819
Nippon Telegraph & Telephone Corp. (Japan)	21,252	433,184
Orange SA (France)	7,791	81,077
PCCW Ltd. (Hong Kong)	231,540	138,292
Singapore Telecommunications Ltd. (Singapore)	22,958	35,807
Spark New Zealand Ltd. (New Zealand)	25,324	79,195
Swisscom AG (Switzerland)	145	76,775
Telecom Italia SpA (Italy)	337,992	135,521
Telecom Italia SpA (Italy), RSP	362,123	146,567
Telefonica Deutschland Holding AG (Germany)	36,893	94,645
Telefonica SA (Spain)	15,705	53,934
Telenor ASA (Norway)	4,095	68,628
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telia Co. AB (Sweden)	13,323	$ 54,702
Telstra Corp. Ltd. (Australia)	30,837	61,989
TELUS Corp. (Canada)	3,885	68,361
United Internet AG (Germany)	1,793	68,571
Verizon Communications, Inc.	10,716	637,495
		6,127,162
Electric Utilities — 0.5%
Alliant Energy Corp.	4,171	215,432
American Electric Power Co., Inc.	1,093	89,331
AusNet Services (Australia)	53,637	72,363
Chubu Electric Power Co., Inc. (Japan)	2,997	36,454
Chugoku Electric Power Co., Inc. (The) (Japan)	4,339	54,340
CK Infrastructure Holdings Ltd. (Hong Kong)	4,800	22,551
CLP Holdings Ltd. (Hong Kong)	5,337	49,752
Duke Energy Corp.	2,235	197,932
Edison International	13,458	684,205
EDP - Energias de Portugal SA (Portugal)	44,629	219,351
Electricite de France SA (France)	5,037	53,396
Elia Group SA/NV (Belgium)	406	40,462
Emera, Inc. (Canada)	1,891	77,682
Endesa SA (Spain)	3,679	98,283
Enel SpA (Italy)	488,384	4,238,366
Entergy Corp.	667	65,720
Evergy, Inc.	986	50,109
Eversource Energy	15,924	1,330,450
Exelon Corp.	4,473	159,954
FirstEnergy Corp.	1,807	51,879
Fortis, Inc. (Canada)	13,417	548,550
Fortum OYJ (Finland)	5,204	105,351
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	44,154	45,600
Hydro One Ltd. (Canada), 144A	5,993	127,012
Iberdrola SA (Spain)	31,154	382,382
IDACORP, Inc.	1,236	98,756
Kansai Electric Power Co., Inc. (The) (Japan)	2,489	24,108
Kyushu Electric Power Co., Inc. (Japan)	3,360	30,568
NextEra Energy, Inc.	2,837	787,438
NRG Energy, Inc.	12,507	384,465
Okinawa Electric Power Co., Inc. (The) (Japan)	813	12,726
Orsted A/S (Denmark), 144A	2,221	304,745
Pinnacle West Capital Corp.	572	42,643
Portland General Electric Co.	1,822	64,681
Power Assets Holdings Ltd. (Hong Kong)	6,299	33,183
PPL Corp.	2,071	56,352
Red Electrica Corp. SA (Spain)	3,516	65,848
Shikoku Electric Power Co., Inc. (Japan)	4,500	34,374
Southern Co. (The)	1,919	104,048
SSE PLC (United Kingdom)	7,475	116,223

A6

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Terna Rete Elettrica Nazionale SpA (Italy)	86,223	$ 603,058
Tohoku Electric Power Co., Inc. (Japan)	16,677	167,330
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	8,470	23,309
Verbund AG (Austria)	871	47,615
Xcel Energy, Inc.	2,464	170,041
		12,188,418
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	9,206	233,892
AMETEK, Inc.	1,941	192,935
Cosel Co. Ltd. (Japan)	2,200	22,522
Eaton Corp. PLC	802	81,828
Emerson Electric Co.	2,271	148,910
GS Yuasa Corp. (Japan)	18,200	313,754
Hubbell, Inc.	835	114,261
Huber + Suhner AG (Switzerland)	2,653	199,082
Legrand SA (France)	1,598	127,337
Melrose Industries PLC (United Kingdom)*	45,650	67,601
Mersen SA (France)*	6,297	193,693
Mitsubishi Electric Corp. (Japan)	13,693	185,462
Nexans SA (France)*	6,810	393,407
Nidec Corp. (Japan)	49,874	4,662,085
Nitto Kogyo Corp. (Japan)	11,500	228,350
nVent Electric PLC	3,964	70,123
Prysmian SpA (Italy)	154,393	4,490,517
Rockwell Automation, Inc.	1,163	256,651
Schneider Electric SE (France)	44,151	5,472,099
Siemens Energy AG (Germany)*	1,839	49,605
Siemens Gamesa Renewable Energy SA (Spain)	1,903	51,324
Signify NV (Netherlands), 144A*	18,288	678,239
Sino-American Electronic Co. Ltd. (Taiwan)*^	1,183	—
Tatsuta Electric Wire & Cable Co. Ltd. (Japan)	5,900	34,405
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9
TKH Group NV (Netherlands), CVA	955	34,964
Toyo Tanso Co. Ltd. (Japan)	1,500	25,291
Vestas Wind Systems A/S (Denmark)	809	130,717
Zumtobel Group AG (Austria)	2,367	15,243
		18,474,306
Electronic Equipment, Instruments & Components — 0.4%
Alps Alpine Co. Ltd. (Japan)	800	10,766
ALSO Holding AG (Switzerland)*	673	177,896
Amphenol Corp. (Class A Stock)	1,052	113,900
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
CDW Corp.	1,580	188,857
Corning, Inc.	1,469	47,610
Dolby Laboratories, Inc. (Class A Stock)	1,160	76,885
FLIR Systems, Inc.	2,102	75,357
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Halma PLC (United Kingdom)	4,993	$ 150,616
Hamamatsu Photonics KK (Japan)	1,906	96,072
Hexagon AB (Sweden) (Class B Stock)*	36,041	2,718,407
Hirose Electric Co. Ltd. (Japan)	237	30,515
Hitachi Ltd. (Japan)	7,435	251,736
Ibiden Co. Ltd. (Japan)	1,200	40,671
Ingenico Group SA (France)*	357	55,356
Jabil, Inc.	3,829	131,182
Japan Aviation Electronics Industry Ltd. (Japan)	500	6,889
Keyence Corp. (Japan)	7,072	3,295,654
Keysight Technologies, Inc.*	2,097	207,142
Kyocera Corp. (Japan)	1,063	60,737
Littelfuse, Inc.	671	118,995
Macnica Fuji Electronics Holdings, Inc. (Japan)	38,800	711,118
Murata Manufacturing Co. Ltd. (Japan)	3,005	193,990
National Instruments Corp.	5,484	195,779
Nippon Electric Glass Co. Ltd. (Japan)	1,200	22,377
Nissha Co. Ltd. (Japan)	1,500	18,719
Omron Corp. (Japan)	2,568	200,059
Sesa SpA (Italy)*	3,922	394,648
Shimadzu Corp. (Japan)	2,522	76,661
Spectris PLC (United Kingdom)	1,315	41,243
SYNNEX Corp.	2,157	302,109
Tamura Corp. (Japan)	2,300	11,678
TDK Corp. (Japan)	6,169	673,830
TE Connectivity Ltd.	1,828	178,669
Trimble, Inc.*	2,482	120,873
Venture Corp. Ltd. (Singapore)	3,468	49,037
Zebra Technologies Corp. (Class A Stock)*	1,422	358,998
		11,405,031
Energy Equipment & Services — 0.0%
ChampionX Corp.*	8,712	69,609
Halliburton Co.	8,156	98,280
National Oilwell Varco, Inc.	28,203	255,519
TechnipFMC PLC (United Kingdom)	23,338	147,263
Tenaris SA	34,606	172,467
		743,138
Entertainment — 1.1%
Activision Blizzard, Inc.	10,651	862,198
Bollore SA (France)	62,729	234,083
DeNA Co. Ltd. (Japan)	262,100	4,817,338
Electronic Arts, Inc.*	5,502	717,516
Frontier Developments PLC (United Kingdom)*	3,833	135,443
Gumi, Inc. (Japan)	7,600	70,147
Koei Tecmo Holdings Co. Ltd. (Japan)	1,400	67,571
Konami Holdings Corp. (Japan)	59,700	2,581,579
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	3,448	125,059
Live Nation Entertainment, Inc.*	1,589	85,615
Netflix, Inc.*	4,333	2,166,630
Nexon Co. Ltd. (Japan)	39,968	996,244

A7

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Nintendo Co. Ltd. (Japan)	567	$ 321,942
Rovio Entertainment OYJ (Finland), 144A	14,882	106,653
Spotify Technology SA*	14,634	3,549,769
Square Enix Holdings Co. Ltd. (Japan)	1,939	128,448
Take-Two Interactive Software, Inc.*	29,208	4,825,746
Toho Co. Ltd. (Japan)	1,349	55,650
Ubisoft Entertainment SA (France)*	1,867	168,460
Vivendi SA (France)	3,424	95,218
Walt Disney Co. (The)	32,154	3,989,668
Zynga, Inc. (Class A Stock)*	435,630	3,972,946
		30,073,923
Equity Real Estate Investment Trusts (REITs) — 1.6%
Activia Properties, Inc. (Japan)	52	198,786
AIMS APAC REIT (Singapore)	32,700	28,930
Alexandria Real Estate Equities, Inc.	973	155,680
American Tower Corp.	45,169	10,918,702
Americold Realty Trust	2,861	102,281
Apartment Investment & Management Co. (Class A Stock)	5,617	189,405
Ascendas Real Estate Investment Trust (Singapore)	10,227	24,458
Assura PLC (United Kingdom)	4,295	4,285
AvalonBay Communities, Inc.	243	36,290
Big Yellow Group PLC (United Kingdom)	19,982	267,787
Boston Properties, Inc.	1,001	80,380
BWP Trust (Australia)	4,346	12,651
Camden Property Trust	17,402	1,548,430
Canadian Apartment Properties REIT (Canada)	2,308	80,513
Charter Hall Group (Australia)	37,617	337,859
Civitas Social Housing PLC (United Kingdom)	24,103	32,893
Columbia Property Trust, Inc.	6,202	67,664
CoreSite Realty Corp.(a)	23,490	2,792,491
CPN Retail Growth Leasehold REIT (Thailand)	55,600	42,914
Crown Castle International Corp.	12,334	2,053,611
CubeSmart	3,166	102,293
CyrusOne, Inc.	15,395	1,078,112
Daiwa Office Investment Corp. (Japan)	1	5,731
Dexus (Australia)	7,172	45,753
Digital Realty Trust, Inc.	1,500	220,140
Duke Realty Corp.	9,782	360,956
Empire State Realty Trust, Inc. (Class A Stock)	7,358	45,031
Equinix, Inc.	660	501,686
Equity LifeStyle Properties, Inc.	28,321	1,736,077
Equity Residential	980	50,303
Essex Property Trust, Inc.	145	29,115
Extra Space Storage, Inc.	594	63,552
First Capital Real Estate Investment Trust (Canada)	2,319	22,571
First Industrial Realty Trust, Inc.	20,672	822,746
Frasers Logistics & Commercial Trust (Singapore)	4,600	4,704
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Fukuoka REIT Corp. (Japan)	166	$ 215,397
Gecina SA (France)	180	23,760
GLP J-REIT (Japan)	22	34,050
Goodman Group (Australia)	6,702	86,688
Hankyu Hanshin REIT, Inc. (Japan)	343	399,661
Healthcare Realty Trust, Inc.	5,065	152,558
Heiwa Real Estate REIT, Inc. (Japan)	14	15,516
Host Hotels & Resorts, Inc.	8,936	96,419
Hudson Pacific Properties, Inc.	3,957	86,777
ICADE (France)	536	30,144
Ichigo Office REIT Investment Corp. (Japan)	108	78,396
Invitation Homes, Inc.	138,230	3,869,058
Iron Mountain, Inc.	1,219	32,657
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	1	—
Japan Logistics Fund, Inc. (Japan)	64	183,809
Kenedix Retail REIT Corp. (Japan)	9	18,162
Keppel DC REIT (Singapore)	9,000	19,248
Lamar Advertising Co. (Class A Stock)	33,593	2,222,849
Land Securities Group PLC (United Kingdom)	3,428	23,079
Life Storage, Inc.	817	86,006
Link REIT (Hong Kong)	5,093	41,687
LXI REIT PLC (United Kingdom)	17,734	24,654
Mapletree Logistics Trust (Singapore)	44,272	66,554
Merlin Properties Socimi SA (Spain)	15,701	131,153
Mid-America Apartment Communities, Inc.	4,642	538,240
Nippon Prologis REIT, Inc. (Japan)	16	54,082
NIPPON REIT Investment Corp. (Japan)	62	211,133
One REIT, Inc. (Japan)	24	57,125
Parkway Life Real Estate Investment Trust (Singapore)	41,900	127,859
Pebblebrook Hotel Trust	4,375	54,819
Premier Investment Corp. (Japan)	8	9,291
Prologis, Inc.	2,073	208,585
PS Business Parks, Inc.	709	86,774
Public Storage	379	84,411
Realty Income Corp.	584	35,478
Regency Centers Corp.	1,549	58,893
RLJ Lodging Trust	6,985	60,490
Safestore Holdings PLC (United Kingdom)	16,716	168,323
SBA Communications Corp.	18,711	5,959,079
Schroder Real Estate Investment Trust Ltd. (United Kingdom)	22,832	9,533
Segro PLC (United Kingdom)	13,021	156,651
Simon Property Group, Inc.	1,674	108,274
STAG Industrial, Inc.	3,039	92,659
Stockland (Australia)	18,724	51,008
Sun Communities, Inc.	16,268	2,287,443
Terreno Realty Corp.	1,451	79,457
Tokyu REIT, Inc. (Japan)	9	12,591
UDR, Inc.	847	27,621
Ventas, Inc.	769	32,267
Warehouses De Pauw CVA (Belgium)	12,919	469,565

A8

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	937	$ 26,723
Workspace Group PLC (United Kingdom)	5,905	40,907
		43,112,343
Food & Staples Retailing — 1.3%
Aeon Co. Ltd. (Japan)	8,222	221,066
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	134,209	4,673,705
Arcs Co. Ltd. (Japan)	27,700	709,461
Belc Co. Ltd. (Japan)	500	36,979
Carrefour SA (France)	17,783	284,851
Cawachi Ltd. (Japan)	12,700	352,531
Coles Group Ltd. (Australia)	27,676	338,326
Colruyt SA (Belgium)*	3,546	230,054
Cosmos Pharmaceutical Corp. (Japan)	1,051	183,099
Costco Wholesale Corp.	18,465	6,555,075
Create SD Holdings Co. Ltd. (Japan)	200	7,014
Dairy Farm International Holdings Ltd. (Hong Kong)	64,591	244,485
Empire Co. Ltd. (Canada) (Class A Stock)	11,942	346,632
FamilyMart Co. Ltd. (Japan)	1,408	31,790
George Weston Ltd. (Canada)	5,069	372,728
Grocery Outlet Holding Corp.*	1,700	66,844
Halows Co. Ltd. (Japan)	400	15,799
ICA Gruppen AB (Sweden)	569	28,942
J Sainsbury PLC (United Kingdom)	139,103	342,136
Jeronimo Martins SGPS SA (Portugal)	14,142	227,694
Kato Sangyo Co. Ltd. (Japan)	500	17,919
Kesko OYJ (Finland) (Class B Stock)	21,369	551,036
Kobe Bussan Co. Ltd. (Japan)	1,181	65,036
Koninklijke Ahold Delhaize NV (Netherlands)	162,267	4,806,617
Kroger Co. (The)	23,677	802,887
Lawson, Inc. (Japan)	2,074	98,982
Loblaw Cos. Ltd. (Canada)	7,410	388,044
Maxvalu Tokai Co. Ltd. (Japan)	1,300	31,366
METRO AG (Germany)	20,210	201,690
Metro, Inc. (Canada)	2,325	111,557
Okuwa Co. Ltd. (Japan)	11,500	164,372
Performance Food Group Co.*	4,140	143,327
Seven & i Holdings Co. Ltd. (Japan)	6,108	188,860
Sprouts Farmers Market, Inc.*	31,771	664,967
Sundrug Co. Ltd. (Japan)	5,622	211,881
Sysco Corp.	4,019	250,062
Tesco PLC (United Kingdom)	56,560	155,089
Tsuruha Holdings, Inc. (Japan)	1,940	274,915
Valor Holdings Co. Ltd. (Japan)	18,000	497,808
Walgreens Boots Alliance, Inc.	13,222	474,934
Walmart, Inc.	51,576	7,215,998
Welcia Holdings Co. Ltd. (Japan)	6,382	279,962
Wm Morrison Supermarkets PLC (United Kingdom)	24,541	53,754
Woolworths Group Ltd. (Australia)	13,727	358,766
		33,279,040
	Shares	Value
Common Stocks (continued)
Food Products — 0.3%
Ajinomoto Co., Inc. (Japan)	2,035	$ 41,721
Archer-Daniels-Midland Co.	1,926	89,540
Asian Citrus Holdings Ltd. (China)*	287,000	8,747
Associated British Foods PLC (United Kingdom)	7,266	174,906
Barry Callebaut AG (Switzerland)	33	73,329
Beyond Meat, Inc.*	330	54,800
Calbee, Inc. (Japan)	5,044	165,996
Campbell Soup Co.(a)	3,932	190,191
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	3
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	9	75,810
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (XEQT)	1	88,880
Conagra Brands, Inc.	6,923	247,220
Danone SA (France)	5,309	342,842
General Mills, Inc.	4,976	306,920
Greencore Group PLC (Ireland)	184,702	232,995
Hershey Co. (The)	1,620	232,211
Hokuto Corp. (Japan)	4,900	104,375
Hormel Foods Corp.	3,136	153,319
Hostess Brands, Inc.*	3,739	46,102
J.M. Smucker Co. (The)	1,841	212,672
J-Oil Mills, Inc. (Japan)	1,500	56,367
Kellogg Co.	2,396	154,758
Kerry Group PLC (Ireland) (Class A Stock)	651	83,538
Kikkoman Corp. (Japan)	2,667	147,990
Kraft Heinz Co. (The)	3,027	90,659
Lamb Weston Holdings, Inc.	2,533	167,862
McCormick & Co., Inc.(a)	783	151,980
MEIJI Holdings Co. Ltd. (Japan)	2,601	198,545
Mondelez International, Inc. (Class A Stock)	2,398	137,765
Mowi ASA (Norway)	1,506	26,709
Nestle SA (Switzerland)	19,244	2,284,962
NH Foods Ltd. (Japan)	1,577	70,512
Nisshin Oillio Group Ltd. (The) (Japan)	3,500	105,776
Nisshin Seifun Group, Inc. (Japan)	1,479	23,486
Nissin Foods Holdings Co. Ltd. (Japan)	1,141	107,313
Nomad Foods Ltd. (United Kingdom)*	1,866	47,546
Orkla ASA (Norway)	64,436	650,341
Post Holdings, Inc.*	802	68,972
Prima Meat Packers Ltd. (Japan)	400	12,311
Salmar ASA (Norway)*	871	49,481
Saputo, Inc. (Canada)	3,223	80,844
Schouw & Co. A/S (Denmark)	312	30,200
Tate & Lyle PLC (United Kingdom)	47,859	410,687
Tenwow International Holdings Ltd. (China)*^	119,000	1
Tongaat Hulett Ltd. (South Africa)*	8,260	2,992
Toyo Suisan Kaisha Ltd. (Japan)	2,108	111,490
Tyson Foods, Inc. (Class A Stock)	6,277	373,356
WH Group Ltd. (Hong Kong), 144A	81,085	66,359
Wilmar International Ltd. (China)	51,955	168,654

A9

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Yakult Honsha Co. Ltd. (Japan)	428	$ 23,754
Yamazaki Baking Co. Ltd. (Japan)	15,147	264,500
		9,012,289
Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	2,556	30,867
APA Group (Australia)	61,064	453,528
Atmos Energy Corp.	9,207	880,097
Enagas SA (Spain)	5,217	120,149
ENN Energy Holdings Ltd. (China)	31,900	350,746
Hong Kong & China Gas Co. Ltd. (Hong Kong)	222,587	319,881
Kunlun Energy Co. Ltd. (China)	240,000	158,777
Naturgy Energy Group SA (Spain)	2,763	55,421
ONE Gas, Inc.	1,892	130,567
Osaka Gas Co. Ltd. (Japan)	2,425	47,210
Snam SpA (Italy)	18,363	94,475
Toho Gas Co. Ltd. (Japan)	921	45,679
Tokyo Gas Co. Ltd. (Japan)	11,002	251,257
		2,938,654
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	4,934	536,967
ABIOMED, Inc.*	736	203,916
Alcon, Inc. (Switzerland)*	1,685	95,493
Align Technology, Inc.*	453	148,294
Ambu A/S (Denmark) (Class B Stock)	1,814	51,263
Ansell Ltd. (Australia)	450	12,000
Arjo AB (Sweden) (Class B Stock)	14,815	91,697
Asahi Intecc Co. Ltd. (Japan)	5,324	167,168
Avanos Medical, Inc.*	1,899	63,085
Baxter International, Inc.	1,985	159,634
Becton, Dickinson & Co.	814	189,402
BioMerieux (France)	1,702	266,685
Boston Scientific Corp.*	150,749	5,760,119
Carl Zeiss Meditec AG (Germany)	943	118,818
Cochlear Ltd. (Australia)	1,405	200,271
Coloplast A/S (Denmark) (Class B Stock)	1,811	285,823
CONMED Corp.	1,303	102,507
Cooper Cos., Inc. (The)	2,216	747,058
Danaher Corp.	2,000	430,660
Demant A/S (Denmark)*	1,344	42,192
Dentsply Sirona, Inc.	3,057	133,683
DexCom, Inc.*	720	296,806
DiaSorin SpA (Italy)	1,455	292,835
Edwards Lifesciences Corp.*	36,638	2,924,445
Eiken Chemical Co. Ltd. (Japan)	21,200	427,442
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,573	100,444
Getinge AB (Sweden) (Class B Stock)	10,872	236,836
Globus Medical, Inc. (Class A Stock)*	2,936	145,391
GN Store Nord A/S (Denmark)	967	72,994
Guerbet (France)	405	13,035
Hill-Rom Holdings, Inc.	1,664	138,961
Hogy Medical Co. Ltd. (Japan)	3,600	123,922
Hologic, Inc.*	63,609	4,228,090
Hoya Corp. (Japan)	42,083	4,750,938
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
IDEXX Laboratories, Inc.*	1,013	$ 398,220
Insulet Corp.*	3,085	729,880
Integra LifeSciences Holdings Corp.*	2,350	110,967
Intuitive Surgical, Inc.*	293	207,895
Koninklijke Philips NV (Netherlands)*	7,960	374,612
Medtronic PLC	2,492	258,969
Mesa Laboratories, Inc.	263	67,002
Microport Scientific Corp. (China)	16,389	65,667
Nipro Corp. (Japan)	21,300	248,380
Olympus Corp. (Japan)	12,663	263,140
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	—
Quidel Corp.*	1,351	296,382
ResMed, Inc.	1,224	209,830
Siemens Healthineers AG (Germany), 144A	1,592	71,377
Smith & Nephew PLC (United Kingdom)	9,397	183,508
Sonova Holding AG (Switzerland)*	4,423	1,115,642
STERIS PLC	2,050	361,189
Straumann Holding AG (Switzerland)	200	201,768
Stryker Corp.	834	173,781
Sysmex Corp. (Japan)	2,406	229,822
Teleflex, Inc.	255	86,807
Terumo Corp. (Japan)	2,600	103,531
Varian Medical Systems, Inc.*	489	84,108
West Pharmaceutical Services, Inc.	15,825	4,350,292
Zimmer Biomet Holdings, Inc.	363	49,419
		33,801,062
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.*	4,147	122,254
AmerisourceBergen Corp.	1,323	128,225
AMN Healthcare Services, Inc.*	1,733	101,311
Anthem, Inc.	19,156	5,145,110
Cardinal Health, Inc.	2,614	122,727
Centene Corp.*	2,998	174,873
Cigna Corp.	3,616	612,587
CVS Health Corp.	13,317	777,713
DaVita, Inc.*	1,914	163,934
Fresenius Medical Care AG & Co. KGaA (Germany)	3,590	303,012
Fresenius SE & Co. KGaA (Germany)	7,274	330,703
Galenica AG (Switzerland), 144A	5,902	411,002
H.U. Group Holdings, Inc. (Japan)	10,900	292,419
Harmonicare Medical Holdings Ltd. (China), 144A*^	20,000	795
HCA Healthcare, Inc.	34,390	4,287,745
Henry Schein, Inc.*	2,814	165,407
Humana, Inc.	7,714	3,192,748
Laboratory Corp. of America Holdings*	379	71,354
McKesson Corp.	3,544	527,808
Medipal Holdings Corp. (Japan)	1,810	36,253
Molina Healthcare, Inc.*	977	178,830
Orpea (France)*	228	25,929
Quest Diagnostics, Inc.	977	111,857
Ramsay Health Care Ltd. (Australia)	506	24,011
Ship Healthcare Holdings, Inc. (Japan)	5,700	278,959

A10

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Sonic Healthcare Ltd. (Australia)	4,427	$ 105,423
Suzuken Co. Ltd. (Japan)	839	32,021
Tsukui Holdings Corp. (Japan)	32,200	180,272
UnitedHealth Group, Inc.	4,090	1,275,139
Universal Health Services, Inc. (Class B Stock)	19,974	2,137,618
		21,318,039
Health Care Technology — 0.2%
Cerner Corp.	3,952	285,690
EMIS Group PLC (United Kingdom)	1,255	16,836
HMS Holdings Corp.*	2,421	57,983
M3, Inc. (Japan)	70,952	4,389,591
Pro Medicus Ltd. (Australia)	7,531	147,189
		4,897,289
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	1,504	32,602
Betsson AB (Sweden)*	12,829	98,690
Boyd Gaming Corp.	3,601	110,515
Brinker International, Inc.	3,133	133,842
Caesars Entertainment, Inc.*	1,642	92,051
Carnival Corp.	3,426	52,007
Chipotle Mexican Grill, Inc.*	3,710	4,614,164
Compass Group PLC (United Kingdom)	5,675	85,297
Create Restaurants Holdings, Inc. (Japan)*	3,900	22,436
Crown Resorts Ltd. (Australia)	4,457	28,261
Darden Restaurants, Inc.	431	43,419
Domino’s Pizza, Inc.	11,015	4,684,459
Dunkin’ Brands Group, Inc.	484	39,644
Evolution Gaming Group AB (Sweden), 144A	3,731	247,600
Flutter Entertainment PLC (Ireland)*	781	124,012
Galaxy Entertainment Group Ltd. (Macau)	5,011	33,890
Greggs PLC (United Kingdom)*	6,882	104,411
GVC Holdings PLC (United Kingdom)*	10,831	135,321
Hilton Worldwide Holdings, Inc.	1,740	148,457
InterContinental Hotels Group PLC (United Kingdom)*	65,745	3,463,030
Koshidaka Holdings Co. Ltd. (Japan)	5,400	22,178
La Francaise des Jeux SAEM (France), 144A	9,419	346,501
LeoVegas AB (Sweden), 144A	30,268	128,178
Marriott International, Inc. (Class A Stock)	780	72,212
Marriott Vacations Worldwide Corp.	1,081	98,166
McDonald’s Corp.	1,026	225,197
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,615	78,498
MGM Resorts International	4,698	102,182
Norwegian Cruise Line Holdings Ltd.*(a)	3,687	63,085
Oriental Land Co. Ltd. (Japan)	527	73,833
Papa John’s International, Inc.	498	40,975
Penn National Gaming, Inc.*	1,389	100,980
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Planet Fitness, Inc. (Class A Stock)*	1,448	$ 89,226
Playtech PLC (United Kingdom)*	9,861	46,131
Royal Caribbean Cruises Ltd.	491	31,782
SeaWorld Entertainment, Inc.*	3,155	62,217
SJM Holdings Ltd. (Macau)	24,425	29,135
Sodexo SA (France)	1,410	100,656
Starbucks Corp.	986	84,717
Tabcorp Holdings Ltd. (Australia)	11,770	28,375
Texas Roadhouse, Inc.	1,326	80,608
Tokyotokeiba Co. Ltd. (Japan)	1,000	50,960
Tosho Co. Ltd. (Japan)	4,700	58,044
Vail Resorts, Inc.	101	21,611
Wingstop, Inc.	279	38,125
Yum! Brands, Inc.	2,407	219,759
		16,587,439
Household Durables — 0.2%
Bellway PLC (United Kingdom)	225	6,804
Berkeley Group Holdings PLC (United Kingdom)	2,127	115,815
Breville Group Ltd. (Australia)	13,108	238,582
Casio Computer Co. Ltd. (Japan)(a)	3,019	49,028
D.R. Horton, Inc.	37,852	2,862,747
Duni AB (Sweden)*	3,876	38,980
Electrolux AB (Sweden) (Class B Stock)	3,140	73,296
Garmin Ltd.	2,399	227,569
Helen of Troy Ltd.*	287	55,540
Husqvarna AB (Sweden) (Class B Stock)	9,476	104,193
Iida Group Holdings Co. Ltd. (Japan)	7,106	143,577
Lennar Corp. (Class A Stock)	1,939	158,377
Man Wah Holdings Ltd. (Hong Kong)	128,400	172,301
Meritage Homes Corp.*	1,977	218,241
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	123,702
Mohawk Industries, Inc.*	902	88,026
Nobia AB (Sweden)*	49,334	331,615
NVR, Inc.*	14	57,164
Panasonic Corp. (Japan)	8,991	76,166
Persimmon PLC (United Kingdom)	2,122	67,518
PulteGroup, Inc.	1,457	67,445
Rinnai Corp. (Japan)	1,098	107,113
SEB SA (France)	996	162,137
Sekisui House Ltd. (Japan)	13,929	245,733
Sony Corp. (Japan)	6,563	501,323
TopBuild Corp.*	927	158,230
		6,451,222
Household Products — 0.6%
Church & Dwight Co., Inc.	1,446	135,505
Clorox Co. (The)(a)	1,697	356,658
Colgate-Palmolive Co.	5,962	459,968
Earth Corp. (Japan)	1,200	89,224
Essity AB (Sweden) (Class B Stock)*	2,833	95,593
Henkel AG & Co. KGaA (Germany)	695	64,961
Kimberly-Clark Corp.	2,480	366,197
Lion Corp. (Japan)	5,651	116,269

A11

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Pigeon Corp. (Japan)	6,761	$ 301,975
Procter & Gamble Co. (The)	63,282	8,795,565
Reckitt Benckiser Group PLC (United Kingdom)	43,539	4,253,366
Unicharm Corp. (Japan)	3,144	140,950
		15,176,231
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,104	56,213
Albioma SA (France)	3,688	192,410
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	1,608
EDP Renovaveis SA (Spain)	6,654	110,425
Electric Power Development Co. Ltd. (Japan)	2,302	35,522
Scatec Solar ASA (Norway), 144A	2,339	54,086
Solaria Energia y Medio Ambiente SA (Spain)*	1,325	25,103
Uniper SE (Germany)	8,864	285,461
Vistra Corp.	45,036	849,379
		1,610,207
Industrial Conglomerates — 0.2%
3M Co.	1,274	204,069
Alarko Holding A/S (Turkey)*	1	1
Carlisle Cos., Inc.	1,171	143,295
CK Hutchison Holdings Ltd. (United Kingdom)	24,858	150,570
DCC PLC (United Kingdom)	1,177	90,966
Enka Insaat ve Sanayi A/S (Turkey)	1	1
General Electric Co.	19,691	122,675
Honeywell International, Inc.	20,694	3,406,439
Investment AB Latour (Sweden) (Class B Stock)	4,757	111,448
Jardine Strategic Holdings Ltd. (Hong Kong)	2,730	54,300
Keihan Holdings Co. Ltd. (Japan)	934	38,712
Nolato AB (Sweden) (Class B Stock)*	1,272	123,724
Roper Technologies, Inc.	354	139,869
Siemens AG (Germany)	3,679	464,799
		5,050,868
Insurance — 1.1%
Admiral Group PLC (United Kingdom)	12,206	411,255
Aegon NV (Netherlands)	42,297	110,087
Ageas SA/NV (Belgium)	2,706	110,701
AIA Group Ltd. (Hong Kong)	73,274	726,381
Allianz SE (Germany)	23,992	4,601,965
Allstate Corp. (The)	39,959	3,761,740
American Financial Group, Inc.	5,003	335,101
Aon PLC (Class A Stock)(a)	17,747	3,661,206
Arthur J. Gallagher & Co.	1,140	120,361
Assicurazioni Generali SpA (Italy)	5,904	83,109
Assurant, Inc.	651	78,973
Aviva PLC (United Kingdom)	54,238	199,539
AXA SA (France)	2,869	52,903
Baloise Holding AG (Switzerland)	254	37,338
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Brighthouse Financial, Inc.*	26,392	$ 710,209
Brown & Brown, Inc.	3,862	174,833
Chubb Ltd.	550	63,866
CNP Assurances (France)*	11,227	140,319
Coface SA (France)*	13,136	91,995
Direct Line Insurance Group PLC (United Kingdom)	17,353	60,371
Fairfax Financial Holdings Ltd. (Canada)	100	29,447
Fidelity National Financial, Inc.	72,685	2,275,767
Gjensidige Forsikring ASA (Norway)	3,256	66,178
Globe Life, Inc.	1,777	141,982
GoHealth, Inc. (Class A Stock)*	3,240	42,201
Great-West Lifeco, Inc. (Canada)	3,730	72,888
Hannover Rueck SE (Germany)	528	81,574
Hanover Insurance Group, Inc. (The)	734	68,394
Harel Insurance Investments & Financial Services Ltd. (Israel)*	2,015	12,626
Hartford Financial Services Group, Inc. (The)	1,612	59,418
iA Financial Corp., Inc. (Canada)	4,546	158,242
Insurance Australia Group Ltd. (Australia)	20,125	63,191
Intact Financial Corp. (Canada)	806	86,305
Japan Post Holdings Co. Ltd. (Japan)	17,869	121,586
Japan Post Insurance Co. Ltd. (Japan)	8,222	129,199
Kemper Corp.	1,581	105,658
Legal & General Group PLC (United Kingdom)	38,560	93,167
Manulife Financial Corp. (Canada)	174,908	2,432,726
Mapfre SA (Spain)	44,322	69,491
Marsh & McLennan Cos., Inc.	36,443	4,180,012
Medibank Private Ltd. (Australia)	58,195	105,062
MetLife, Inc.	1,269	47,169
MS&AD Insurance Group Holdings, Inc. (Japan)	1,916	51,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	418	105,801
NN Group NV (Netherlands)	5,365	201,380
Poste Italiane SpA (Italy), 144A	3,024	26,836
Power Corp. of Canada (Canada)	6,375	124,910
Primerica, Inc.	3,905	441,812
Principal Financial Group, Inc.	1,265	50,942
Progressive Corp. (The)	2,263	214,238
Prudential PLC (United Kingdom)	3,679	52,666
RenaissanceRe Holdings Ltd. (Bermuda)	497	84,361
RSA Insurance Group PLC (United Kingdom)*	5,059	29,533
Sompo Holdings, Inc. (Japan)	701	24,154
Sun Life Financial, Inc. (Canada)	2,529	103,055
Suncorp Group Ltd. (Australia)	23,758	143,198
Swiss Life Holding AG (Switzerland)	137	51,844
Swiss Re AG (Switzerland)	344	25,480
T&D Holdings, Inc. (Japan)	96,155	944,399
Tokio Marine Holdings, Inc. (Japan)	1,365	59,630
Travelers Cos., Inc. (The)	340	36,785

A12

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Tryg A/S (Denmark)	1,489	$ 47,011
Unum Group	7,165	120,587
W.R. Berkley Corp.	2,097	128,232
Willis Towers Watson PLC	1,253	261,651
Zurich Insurance Group AG (Switzerland)	439	152,820
		29,457,251
Interactive Media & Services — 1.8%
Adevinta ASA (France)*	2,235	38,413
Alphabet, Inc. (Class A Stock)*	11,679	17,116,742
Alphabet, Inc. (Class C Stock)*	5,141	7,555,214
Auto Trader Group PLC (United Kingdom), 144A	40,540	294,350
carsales.com Ltd. (Australia)	11,287	168,456
Dip Corp. (Japan)	3,200	65,707
Facebook, Inc. (Class A Stock)*	29,744	7,789,954
Gree, Inc. (Japan)	44,000	213,668
Gurunavi, Inc. (Japan)	3,900	26,877
Kakaku.com, Inc. (Japan)	9,073	239,053
LIFULL Co. Ltd. (Japan)*	4,700	19,852
LINE Corp. (Japan)*	3,137	159,519
Mixi, Inc. (Japan)	6,300	169,256
New Work SE (Germany)	355	108,071
Pinterest, Inc. (Class A Stock)*	109,563	4,547,960
REA Group Ltd. (Australia)	2,451	194,056
Rightmove PLC (United Kingdom)	11,180	90,106
Scout24 AG (Germany), 144A	46,218	4,033,585
SEEK Ltd. (Australia)	4,031	61,842
Twitter, Inc.*	1,919	85,395
Z Holdings Corp. (Japan)	625,775	4,169,258
		47,147,334
Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc.*	7,721	24,311,344
ASKUL Corp. (Japan)	9,100	371,734
boohoo Group PLC (United Kingdom)*	74,857	362,825
Booking Holdings, Inc.*	215	367,796
Delivery Hero SE (Germany), 144A*	916	105,333
Dustin Group AB (Sweden), 144A	7,808	49,214
eBay, Inc.	86,881	4,526,500
Etsy, Inc.*	31,570	3,839,859
Expedia Group, Inc.	873	80,045
Just Eat Takeaway.com NV (Netherlands), 144A*	576	64,557
Kogan.com Ltd. (Australia)	1,760	25,656
Mercari, Inc. (Japan)*	1,139	52,635
Moneysupermarket.com Group PLC (United Kingdom)	84,493	290,295
Ocado Group PLC (United Kingdom)*	4,486	158,816
Prosus NV (China)*	1,183	109,237
Rakuten, Inc. (Japan)	4,683	50,527
Takkt AG (Germany)*	5,087	63,604
Wayfair, Inc. (Class A Stock)*	4,174	1,214,676
Zalando SE (Germany), 144A*	4,761	445,638
zooplus AG (Germany)*	359	66,774
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
ZOZO, Inc. (Japan)	9,586	$ 267,376
		36,824,441
IT Services — 1.9%
Accenture PLC (Class A Stock)	21,073	4,762,287
Adyen NV (Netherlands), 144A*	118	217,393
Afterpay Ltd. (Australia)*	1,612	93,188
Akamai Technologies, Inc.*	1,776	196,319
Amadeus IT Group SA (Spain)	1,970	109,673
Atea ASA (Norway)*	1,126	13,800
Atos SE (France)*	5,034	405,427
Automatic Data Processing, Inc.	694	96,806
Bechtle AG (Germany)	671	135,670
Black Knight, Inc.*	28,035	2,440,447
Booz Allen Hamilton Holding Corp.	2,019	167,537
Broadridge Financial Solutions, Inc.	701	92,532
CACI International, Inc. (Class A Stock)*	766	163,281
Capgemini SE (France)	1,647	211,204
CGI, Inc. (Canada)*	1,543	104,732
Cognizant Technology Solutions Corp. (Class A Stock)	5,199	360,915
Computacenter PLC (United Kingdom)	2,678	81,887
Computershare Ltd. (Australia)	4,905	43,136
Data#3 Ltd. (Australia)	37,958	180,543
DXC Technology Co.	43,790	781,651
Edenred (France)	1,014	45,543
Fidelity National Information Services, Inc.	38,227	5,627,397
Fiserv, Inc.*(a)	3,505	361,190
FleetCor Technologies, Inc.*	9,576	2,280,046
Fujitsu Ltd. (Japan)	36,852	5,043,057
Gartner, Inc.*	1,562	195,172
GDS Holdings Ltd. (China), ADR*	1,525	124,791
Genpact Ltd.	3,341	130,132
Global Payments, Inc.	520	92,342
GMO internet, Inc. (Japan)	11,500	300,325
GMO Payment Gateway, Inc. (Japan)	546	58,446
Information Services International-Dentsu Ltd. (Japan)	3,000	189,021
International Business Machines Corp.	19,846	2,414,663
Itochu Techno-Solutions Corp. (Japan)	2,742	104,179
Jack Henry & Associates, Inc.	1,573	255,754
Kainos Group PLC (United Kingdom)	22,411	287,646
Kanematsu Electronics Ltd. (Japan)	4,300	174,751
KBR, Inc.	5,981	133,735
Leidos Holdings, Inc.	4,224	376,570
Mastercard, Inc. (Class A Stock)	2,486	840,691
Mitsubishi Research Institute, Inc. (Japan)	8,200	346,419
NCC Group PLC (United Kingdom)	11,038	25,038
NEC Corp. (Japan)	80,875	4,731,289
Nexi SpA (Italy), 144A*	4,107	82,456
Nihon Unisys Ltd. (Japan)	300	9,456
Nomura Research Institute Ltd. (Japan)	7,214	212,442
NTT Data Corp. (Japan)	3,584	45,800
Obic Co. Ltd. (Japan)	665	116,778
Otsuka Corp. (Japan)	1,797	91,949

A13

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Paychex, Inc.	1,244	$ 99,234
PayPal Holdings, Inc.*	38,920	7,668,408
Reply SpA (Italy)	3,963	457,190
Science Applications International Corp.	1,740	136,451
Shopify, Inc. (Canada) (Class A Stock)*	474	484,729
TIS, Inc. (Japan)	56,297	1,193,688
Transcosmos, Inc. (Japan)	2,600	70,850
VeriSign, Inc.*	20,953	4,292,222
Visa, Inc. (Class A Stock)(a)	5,420	1,083,837
Western Union Co. (The)	5,387	115,443
Wix.com Ltd. (Israel)*	943	240,323
Worldline SA (France), 144A*	685	56,161
		51,254,042
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	2,092	153,065
BRP, Inc.	1,141	60,268
Brunswick Corp.	2,362	139,145
Callaway Golf Co.	2,561	49,018
Games Workshop Group PLC (United Kingdom)	2,671	351,389
Sega Sammy Holdings, Inc. (Japan)	8,101	98,494
Shimano, Inc. (Japan)	486	95,628
Universal Entertainment Corp. (Japan)*	4,900	89,817
YETI Holdings, Inc.*	2,686	121,729
		1,158,553
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,358	238,017
Bachem Holding AG (Switzerland)	537	227,741
Bio-Rad Laboratories, Inc. (Class A Stock)*	346	178,349
Biotage AB (Sweden)*	11,404	225,758
Charles River Laboratories International, Inc.*	1,123	254,303
Chemometec A/S (Denmark)	2,521	177,764
Eurofins Scientific SE (Luxembourg)*	3,171	2,503,624
Gerresheimer AG (Germany)	16,921	1,893,007
Illumina, Inc.*	793	245,100
IQVIA Holdings, Inc.*	582	91,741
Lonza Group AG (Switzerland)	8,224	5,065,168
Mettler-Toledo International, Inc.*	1,302	1,257,407
PerkinElmer, Inc.	3,920	491,999
PRA Health Sciences, Inc.*	2,142	217,284
QIAGEN NV, (NYSE)*	1,177	61,510
QIAGEN NV, (TRQX)*	2,371	123,605
Sartorius Stedim Biotech (France)	4,773	1,647,212
Syneos Health, Inc.*	3,906	207,643
Tecan Group AG (Switzerland)	5,811	2,895,798
Thermo Fisher Scientific, Inc.	1,235	545,277
Waters Corp.*	1,173	229,533
		18,777,840
Machinery — 0.4%
Alfa Laval AB (Sweden)*	1,932	42,698
Alstom SA (France)*	1,346	67,056
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
ANDRITZ AG (Austria)	7,174	$ 221,648
Atlas Copco AB (Sweden) (Class A Stock)	4,641	221,371
Atlas Copco AB (Sweden) (Class B Stock)	3,412	142,386
Biesse SpA (Italy)*	16,928	288,697
Bucher Industries AG (Switzerland)	355	135,268
Caterpillar, Inc.	895	133,489
Colfax Corp.*	5,678	178,062
Conzzeta AG (Switzerland)	52	55,740
Cummins, Inc.	647	136,621
Daifuku Co. Ltd. (Japan)	1,242	125,127
Daiwa Industries Ltd. (Japan)	3,100	27,851
Deere & Co.	634	140,513
Donaldson Co., Inc.	3,160	146,687
Dover Corp.	518	56,120
Ebara Corp. (Japan)	8,700	234,830
Epiroc AB (Sweden) (Class A Stock)	4,487	65,028
Epiroc AB (Sweden) (Class B Stock)	3,686	51,167
FANUC Corp. (Japan)	6,767	1,303,499
Flowserve Corp.	1,127	30,756
Fluidra SA (Spain)*	8,182	138,658
Fortive Corp.	631	48,089
Gates Industrial Corp. PLC*	8,435	93,797
GEA Group AG (Germany)	1,642	57,593
Graco, Inc.	3,671	225,216
Hisaka Works Ltd. (Japan)	600	5,114
Hitachi Construction Machinery Co. Ltd. (Japan)	804	29,107
Hoshizaki Corp. (Japan)	858	68,432
IDEX Corp.	420	76,612
Illinois Tool Works, Inc.	1,439	278,029
IMI PLC (United Kingdom)	29,999	406,508
Ingersoll Rand, Inc.*	707	25,169
Interpump Group SpA (Italy)	11,097	412,696
Interroll Holding AG (Switzerland)	46	116,118
KION Group AG (Germany)	475	40,571
Knorr-Bremse AG (Germany)	1,801	212,368
Komatsu Ltd. (Japan)	1,315	28,919
Kone OYJ (Finland) (Class B Stock)	2,082	182,828
Kubota Corp. (Japan)	2,282	40,812
Kurita Water Industries Ltd. (Japan)	1,148	37,839
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	6,600	87,569
Makita Corp. (Japan)	810	38,708
MINEBEA MITSUMI, Inc. (Japan)	1,691	32,152
MISUMI Group, Inc. (Japan)	7,701	215,376
Mitsubishi Heavy Industries Ltd. (Japan)	5,579	123,329
Miura Co. Ltd. (Japan)	1,312	64,130
Nabtesco Corp. (Japan)	1,094	39,782
Nordson Corp.	930	178,393
Noritake Co. Ltd. (Japan)	3,700	116,485
Otis Worldwide Corp.	425	26,529
PACCAR, Inc.	969	82,636
Parker-Hannifin Corp.	463	93,683
Pentair PLC	1,308	59,867
Rexnord Corp.	4,685	139,800

A14

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)*	6,341	$ 123,667
Schindler Holding AG (Switzerland)	319	86,695
Schindler Holding AG (Switzerland), (Part. Cert.)	424	115,615
Shibaura Machine Co. Ltd. (Japan)	1,200	24,871
SKF AB (Sweden) (Class B Stock)	2,337	48,169
SMC Corp. (Japan)	247	137,068
Snap-on, Inc.	823	121,088
Spirax-Sarco Engineering PLC (United Kingdom)	933	132,862
Stanley Black & Decker, Inc.	170	27,574
Techtronic Industries Co. Ltd. (Hong Kong)	19,480	259,475
Timken Co. (The)	3,166	171,661
Valmet OYJ (Finland)	6,146	151,739
Volvo AB (Sweden) (Class B Stock)*	4,825	93,017
Westinghouse Air Brake Technologies Corp.	1,017	62,932
Xylem, Inc.	361	30,367
Yangzijiang Shipbuilding Holdings Ltd. (China)	73,827	53,721
		9,268,049
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	112	164,173
AP Moller - Maersk A/S (Denmark) (Class B Stock)	109	172,701
Kuehne + Nagel International AG (Switzerland)	1,719	333,966
SITC International Holdings Co. Ltd. (China)	262,000	364,612
		1,035,452
Media — 0.3%
Arnoldo Mondadori Editore SpA (Italy)*	9,736	12,925
Charter Communications, Inc. (Class A Stock)*	665	415,186
Comcast Corp. (Class A Stock)	10,750	497,295
CyberAgent, Inc. (Japan)	4,125	254,938
Dentsu Group, Inc. (Japan)	13,189	389,667
Discovery, Inc. (Class A Stock)*(a)	13,673	297,661
Discovery, Inc. (Class C Stock)*	14,819	290,452
FAN Communications, Inc. (Japan)	2,100	9,628
Fox Corp. (Class A Stock)	12,225	340,222
Fox Corp. (Class B Stock)	12,040	336,759
Hakuhodo DY Holdings, Inc. (Japan)	2,666	34,443
Informa PLC (United Kingdom)*	4,685	22,667
Interpublic Group of Cos., Inc. (The)	11,313	188,588
IPSOS (France)	7,850	196,578
ITV PLC (United Kingdom)	535,889	465,722
JCDecaux SA (France)*	2,736	47,325
Liberty Broadband Corp. (Class C Stock)*	25,368	3,624,326
News Corp. (Class A Stock)	4,883	68,460
News Corp. (Class B Stock)	4,582	64,056
Nexstar Media Group, Inc. (Class A Stock)	1,294	116,369
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Omnicom Group, Inc.	1,652	$ 81,774
Pearson PLC (United Kingdom)	7,635	54,053
Proto Corp. (Japan)	600	7,247
Publicis Groupe SA (France)	5,797	187,364
Quebecor, Inc. (Canada) (Class B Stock)	2,307	57,712
Schibsted ASA (Norway) (Class B Stock)*	8,211	327,680
SES SA (Luxembourg)	16,222	114,984
Shaw Communications, Inc. (Canada) (Class B Stock)	2,812	51,317
SKY Perfect JSAT Holdings, Inc. (Japan)	7,000	30,601
Telenet Group Holding NV (Belgium)	631	24,510
ViacomCBS, Inc. (Class B Stock)	1,267	35,489
WPP PLC (United Kingdom)	24,317	191,110
		8,837,108
Metals & Mining — 0.9%
Acerinox SA (Spain)*	2,656	21,954
Agnico Eagle Mines Ltd. (Canada)	1,315	104,771
Anglo American PLC (South Africa)	166,017	4,001,094
Antofagasta PLC (Chile)	2,465	32,384
APERAM SA (Luxembourg)	7,649	214,643
ArcelorMittal SA (Luxembourg)*	23,233	310,617
Aurubis AG (Germany)	18,305	1,243,668
B2Gold Corp. (Canada)	13,506	87,940
Barrick Gold Corp. (Canada)	6,956	195,377
Bekaert SA (Belgium)	1,380	28,685
BHP Group Ltd. (Australia)	9,168	234,329
BHP Group PLC (Australia)	6,092	129,805
BlueScope Steel Ltd. (Australia)	20,119	183,478
Boliden AB (Sweden)	140,897	4,182,325
Central Asia Metals PLC (United Kingdom)	32,652	68,138
Commercial Metals Co.	2,804	56,024
Constellium SE*	10,380	81,483
Dowa Holdings Co. Ltd. (Japan)	18,100	531,651
Evolution Mining Ltd. (Australia)	14,079	58,154
Evraz PLC (Russia)	24,337	107,842
Ferrexpo PLC (Ukraine)	22,882	52,100
First Quantum Minerals Ltd. (Zambia)	2,456	21,894
Fortescue Metals Group Ltd. (Australia)	365,720	4,292,864
Franco-Nevada Corp. (Canada)	1,080	150,919
Freeport-McMoRan, Inc.	1,494	23,366
Glencore PLC (Australia)*	107,163	221,367
Granges AB (Sweden)*	21,764	194,932
Hitachi Metals Ltd. (Japan)	1,747	26,832
KAZ Minerals PLC (Kazakhstan)	22,326	150,911
Kinross Gold Corp. (Canada)*	8,326	73,471
Kirkland Lake Gold Ltd. (Canada)	911	44,471
Lundin Mining Corp. (Chile)	3,946	22,019
Mineral Resources Ltd. (Australia)	19,002	341,498
Mitsubishi Materials Corp. (Japan)	7,200	141,551
Mount Gibson Iron Ltd. (Australia)	30,314	15,810
Newcrest Mining Ltd. (Australia)	1,946	43,585
Newmont Corp.	3,291	208,814

A15

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Nippon Light Metal Holdings Co. Ltd. (Japan)	6,790	$ 107,377
Norsk Hydro ASA (Norway)*	65,174	178,995
Northern Star Resources Ltd. (Australia)	3,895	38,142
Nucor Corp.	4,754	213,264
OZ Minerals Ltd. (Australia)	14,838	149,709
Pan American Silver Corp. (Canada)	1,913	61,504
Perseus Mining Ltd. (Australia)*	163,536	161,078
Regis Resources Ltd. (Australia)	39,866	143,449
Rio Tinto Ltd. (Australia)	2,545	172,590
Rio Tinto PLC (Australia)	6,129	368,032
Rio Tinto PLC (Australia), ADR(a)	75,481	4,558,298
Sandfire Resources Ltd. (Australia)	20,285	59,641
Sandstorm Gold Ltd. (Canada)*	7,005	59,122
Sanyo Special Steel Co. Ltd. (Japan)*	3,500	33,292
South32 Ltd. (Australia)	39,688	58,470
UACJ Corp. (Japan)	3,800	62,319
voestalpine AG (Austria)	12,353	325,220
Wheaton Precious Metals Corp. (Brazil)	2,557	125,454
Yamana Gold, Inc. (Canada)	12,316	70,018
		24,846,740
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
KKR Real Estate Finance Trust, Inc.	2,560	42,317
PennyMac Mortgage Investment Trust	3,618	58,141
Starwood Property Trust, Inc.	75,265	1,135,749
Two Harbors Investment Corp.	14,944	76,065
		1,312,272
Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	2,089	13,303
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,202	121,071
Dollar General Corp.	1,749	366,625
Dollar Tree, Inc.*	2,032	185,603
Dollarama, Inc. (Canada)	4,298	164,748
Europris ASA (Norway), 144A	108,448	558,879
Izumi Co. Ltd. (Japan)	3,300	120,212
Next PLC (United Kingdom)	3,329	254,611
Pan Pacific International Holdings Corp. (Japan)	3,249	75,588
Ryohin Keikaku Co. Ltd. (Japan)	11,914	197,539
Target Corp.	38,699	6,091,997
Tokmanni Group Corp. (Finland)	17,383	307,291
Wesfarmers Ltd. (Australia)	71,041	2,271,235
		10,728,702
Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	17,146	167,634
Algonquin Power & Utilities Corp. (Canada)	6,209	90,182
Ameren Corp.	5,698	450,598
Atco Ltd. (Canada) (Class I Stock)	972	28,097
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Canadian Utilities Ltd. (Canada) (Class A Stock)	1,152	$ 27,477
CenterPoint Energy, Inc.(a)	10,268	198,686
CMS Energy Corp.	8,904	546,795
Consolidated Edison, Inc.	7,222	561,872
Dominion Energy, Inc.	2,927	231,028
DTE Energy Co.	15,491	1,782,085
E.ON SE (Germany)	15,861	174,871
Engie SA (France)*	17,387	232,468
National Grid PLC (United Kingdom)	165,528	1,900,144
NiSource, Inc.	2,170	47,740
Public Service Enterprise Group, Inc.	37,272	2,046,605
RWE AG (Germany)	3,971	148,497
Sempra Energy	11,410	1,350,487
Suez SA (France)	9,047	167,512
Veolia Environnement SA (France)	15,486	333,875
WEC Energy Group, Inc.	3,539	342,929
		10,829,582
Oil, Gas & Consumable Fuels — 0.7%
Ampol Ltd. (Australia)	7,514	129,017
Apache Corp.	3,314	31,384
BP PLC (United Kingdom)	41,214	119,823
Cameco Corp. (Canada)	4,666	47,131
Canadian Natural Resources Ltd. (Canada)	12,333	197,654
Cenovus Energy, Inc. (Canada)	23,423	91,296
Cheniere Energy, Inc.*	95,517	4,419,572
Chevron Corp.	1,211	87,192
Enbridge, Inc. (Canada)	60,818	1,776,742
ENEOS Holdings, Inc. (Japan)	71,397	253,938
Eni SpA (Italy)	3,394	26,585
EOG Resources, Inc.	13,017	467,831
Equinor ASA (Norway)	1,920	27,283
Exxon Mobil Corp.	2,787	95,678
Gaztransport Et Technigaz SA (France)	110	10,525
HollyFrontier Corp.	16,283	320,938
Idemitsu Kosan Co. Ltd. (Japan)	1,626	34,627
Imperial Oil Ltd. (Canada)	5,964	71,395
Inpex Corp. (Japan)	27,521	147,100
Kinder Morgan, Inc.	41,432	510,857
Koninklijke Vopak NV (Netherlands)	1,778	100,288
Magellan Midstream Partners LP	5,375	183,825
Neste OYJ (Finland)	48,175	2,530,121
OMV AG (Austria)*	6,954	190,667
ONEOK, Inc.	6,234	161,959
Parkland Corp. (Canada)	3,261	86,230
Parsley Energy, Inc. (Class A Stock)	9,737	91,138
Pembina Pipeline Corp. (Canada)	22,500	477,526
Phillips 66	3,990	206,842
Repsol SA (Spain)	4,157	27,845
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	18,191	225,953
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	17,081	207,063
Santos Ltd. (Australia)	126,511	445,832
Sugih Energy Tbk PT (Indonesia)*^	660,500	—
Suncor Energy, Inc. (Canada)	4,821	58,871

A16

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Targa Resources Corp.	11,774	$ 165,189
TC Energy Corp. (Canada)	70,119	2,943,676
TOTAL SE (France)	11,993	409,183
Viper Energy Partners LP	2,556	19,221
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,696	45,580
Williams Cos., Inc. (The)	24,510	481,621
Woodside Petroleum Ltd. (Australia)	7,668	97,051
WPX Energy, Inc.*	13,428	65,797
		18,088,046
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	2,771	58,371
Stora Enso OYJ (Finland) (Class R Stock)	3,669	57,334
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	7,322	105,743
UPM-Kymmene OYJ (Finland)	2,507	76,270
		297,718
Personal Products — 0.2%
Beiersdorf AG (Germany)	1,829	207,427
BellRing Brands, Inc. (Class A Stock)*	3,396	70,433
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,970	429,952
Herbalife Nutrition Ltd.*	20,411	952,173
Kao Corp. (Japan)	3,542	265,218
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,201	116,148
Kose Corp. (Japan)	2,237	273,620
L’Oreal SA (France)	2,108	685,279
Pola Orbis Holdings, Inc. (Japan)	15,671	295,824
Rohto Pharmaceutical Co. Ltd. (Japan)	3,500	115,107
Shiseido Co. Ltd. (Japan)	5,579	320,054
Unilever NV (United Kingdom)	6,927	417,821
Unilever PLC (United Kingdom)	6,316	388,793
Unilever PLC (United Kingdom), ADR(a)	9,327	575,289
		5,113,138
Pharmaceuticals — 1.8%
Alliance Pharma PLC (United Kingdom)	24,114	23,113
Astellas Pharma, Inc. (Japan)	233,532	3,479,621
AstraZeneca PLC (United Kingdom)	45,936	5,015,481
Bausch Health Cos., Inc.*	2,446	38,025
Bayer AG (Germany)	5,524	340,176
Bristol-Myers Squibb Co.	11,608	699,846
Catalent, Inc.*	3,565	305,378
China Animal Healthcare Ltd. (China)*^	24,000	31
Chugai Pharmaceutical Co. Ltd. (Japan)	5,981	268,296
Daiichi Sankyo Co. Ltd. (Japan)	6,540	200,682
Eisai Co. Ltd. (Japan)	3,476	316,668
Elanco Animal Health, Inc.*	152,410	4,256,811
Eli Lilly & Co.	4,262	630,861
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom)	36,536	$ 683,532
H. Lundbeck A/S (Denmark)	1,867	61,566
Hikma Pharmaceuticals PLC (Jordan)	6,019	201,034
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,915	97,873
Ipsen SA (France)	3,974	416,623
Johnson & Johnson	12,748	1,897,922
Kissei Pharmaceutical Co. Ltd. (Japan)	3,500	79,044
Kyowa Kirin Co. Ltd. (Japan)	3,978	113,088
Merck & Co., Inc.	9,706	805,113
Merck KGaA (Germany)	2,175	316,738
Mylan NV*(a)	126,154	1,870,864
MyoKardia, Inc.*	1,417	193,180
Nippon Shinyaku Co. Ltd. (Japan)	336	27,678
Novartis AG (Switzerland)	76,320	6,616,256
Novo Nordisk A/S (Denmark) (Class B Stock)	13,347	922,415
Ono Pharmaceutical Co. Ltd. (Japan)	4,608	145,193
Orion OYJ (Finland) (Class B Stock)	5,999	271,067
Otsuka Holdings Co. Ltd. (Japan)	4,394	185,981
Perrigo Co. PLC	6,789	311,683
Pfizer, Inc.	15,244	559,455
Prestige Consumer Healthcare, Inc.*	2,183	79,505
Recordati Industria Chimica e Farmaceutica SpA (Italy)	2,096	107,365
Roche Holding AG (Switzerland)	5,337	1,832,243
Roche Holding AG-Genusschein (Switzerland)	16,312	5,587,598
Sanofi (France)	8,397	839,526
Santen Pharmaceutical Co. Ltd. (Japan)	3,095	63,237
Sawai Pharmaceutical Co. Ltd. (Japan)	3,000	151,265
Shionogi & Co. Ltd. (Japan)	8,510	455,371
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	6,868	90,624
Taiko Pharmaceutical Co. Ltd. (Japan)	2,300	49,317
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,240	147,470
Takeda Pharmaceutical Co. Ltd. (Japan)	7,653	273,080
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	41,235	371,527
UCB SA (Belgium)	1,273	144,516
United Laboratories International Holdings Ltd. (The) (Hong Kong)	20,000	20,687
Vifor Pharma AG (Switzerland)	707	96,126
Zoetis, Inc.	31,829	5,263,562
		46,924,313
Professional Services — 0.3%
Adecco Group AG (Switzerland)	1,503	79,086
AF Poyry AB (Sweden)*	1,045	29,579
Applus Services SA (Spain)*	21,474	160,917
ASGN, Inc.*	2,722	173,010
Bureau Veritas SA (France)*	2,256	50,700
Equifax, Inc.	836	131,168
Experian PLC (United Kingdom)	9,356	351,812

A17

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
FTI Consulting, Inc.*	950	$ 100,671
IHS Markit Ltd.	1,218	95,625
Intertek Group PLC (United Kingdom)	882	71,799
JAC Recruitment Co. Ltd. (Japan)	2,400	30,039
Nielsen Holdings PLC	14,204	201,413
Nihon M&A Center, Inc. (Japan)	3,215	183,845
Pasona Group, Inc. (Japan)	900	13,736
Persol Holdings Co. Ltd. (Japan)	13,284	216,229
Randstad NV (Netherlands)*	6,192	323,098
Recruit Holdings Co. Ltd. (Japan)	9,054	361,178
RELX PLC (United Kingdom)	11,249	250,225
Robert Half International, Inc.	7,247	383,656
SGS SA (Switzerland)	124	331,808
Teleperformance (France)	405	124,882
Thomson Reuters Corp. (Canada)	5,625	448,885
Tinexta SpA (Italy)*	7,111	138,810
TransUnion	22,411	1,885,437
Verisk Analytics, Inc.	747	138,427
Wolters Kluwer NV (Netherlands)	2,759	235,405
		6,511,440
Real Estate Management & Development — 0.1%
Aeon Mall Co. Ltd. (Japan)	3,540	49,729
Azrieli Group Ltd. (Israel)	458	20,488
Bayside Land Corp. (Israel)	27	15,603
CBRE Group, Inc. (Class A Stock)*	7,669	360,213
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	52,348
CK Asset Holdings Ltd. (Hong Kong)	36,223	177,758
Cushman & Wakefield PLC*	4,091	42,996
Daito Trust Construction Co. Ltd. (Japan)	2,837	251,375
Daiwa House Industry Co. Ltd. (Japan)	1,575	40,407
Deutsche Wohnen SE (Germany)	2,793	139,646
Hang Lung Properties Ltd. (Hong Kong)	12,494	31,852
Henderson Land Development Co. Ltd. (Hong Kong)	9,643	35,772
Hongkong Land Holdings Ltd. (Hong Kong)	11,438	42,621
K Wah International Holdings Ltd. (Hong Kong)	579,000	279,430
LEG Immobilien AG (Germany)	546	78,037
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	1,659	25,006
New World Development Co. Ltd. (Hong Kong)	4,723	23,044
Nomura Real Estate Holdings, Inc. (Japan)	4,903	92,973
Open House Co. Ltd. (Japan)	1,600	58,064
Pacific Century Premium Developments Ltd. (Hong Kong)*	25,006	6,544
Savills PLC (United Kingdom)*	37,137	371,912
Selvaag Bolig ASA (Norway)	19,552	108,867
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	3,285
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	$ 12,685
Sino Land Co. Ltd. (Hong Kong)	48,653	57,041
Starts Corp., Inc. (Japan)	1,300	28,526
Sun Hung Kai Properties Ltd. (Hong Kong)	3,364	43,196
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	17,172	83,139
Swiss Prime Site AG (Switzerland)	842	76,355
TAG Immobilien AG (Germany)*	318	9,582
Tokyu Fudosan Holdings Corp. (Japan)	5,717	24,582
UOL Group Ltd. (Singapore)	7,117	34,808
Vonovia SE (Germany)	2,974	203,853
Watkin Jones PLC (United Kingdom)	85,202	155,784
Wing Tai Holdings Ltd. (Malaysia)	6,100	7,791
Yanlord Land Group Ltd. (Singapore)	330,500	275,036
		3,320,349
Road & Rail — 0.5%
ArcBest Corp.	1,950	60,567
Aurizon Holdings Ltd. (Australia)	10,450	31,907
Canadian National Railway Co. (Canada)	2,592	276,048
Canadian Pacific Railway Ltd. (Canada)	3,310	1,006,883
Central Japan Railway Co. (Japan)	928	132,823
CSX Corp.	1,229	95,456
East Japan Railway Co. (Japan)	681	41,875
Hamakyorex Co. Ltd. (Japan)	1,100	33,375
Hankyu Hanshin Holdings, Inc. (Japan)	1,840	59,117
J.B. Hunt Transport Services, Inc.	6,978	881,880
Kansas City Southern	548	99,095
Knight-Swift Transportation Holdings, Inc.	2,015	82,010
Kyushu Railway Co. (Japan)	1,677	35,806
Maruzen Showa Unyu Co. Ltd. (Japan)	200	6,831
MTR Corp. Ltd. (Hong Kong)	6,498	32,199
Nagoya Railroad Co. Ltd. (Japan)	1,561	42,725
Nikkon Holdings Co. Ltd. (Japan)	17,800	386,439
Nippon Express Co. Ltd. (Japan)	616	35,896
Nobina AB (Sweden), 144A*	31,517	207,484
Norfolk Southern Corp.	274	58,633
Odakyu Electric Railway Co. Ltd. (Japan)	1,167	29,328
Old Dominion Freight Line, Inc.	22,753	4,116,473
Saia, Inc.*	253	31,913
Sankyu, Inc. (Japan)	1,300	51,134
Seino Holdings Co. Ltd. (Japan)	5,100	73,841
Senko Group Holdings Co. Ltd. (Japan)	24,400	227,505
Tobu Railway Co. Ltd. (Japan)	1,480	45,654
Tokyu Corp. (Japan)	2,055	26,646
Union Pacific Corp.	26,065	5,131,417
		13,340,960
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*	8,262	677,401

A18

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Advantest Corp. (Japan)	2,925	$ 141,933
Analog Devices, Inc.	11,012	1,285,541
Applied Materials, Inc.	5,687	338,092
ASM International NV (Netherlands)	30,999	4,451,039
ASML Holding NV (Netherlands)	3,623	1,336,177
BE Semiconductor Industries NV (Netherlands)	2,644	113,190
Broadcom, Inc.	1,614	588,013
Dialog Semiconductor PLC (United Kingdom)*	42,783	1,866,498
Disco Corp. (Japan)	212	51,554
Elmos Semiconductor SE (Germany)	2,003	48,985
Entegris, Inc.	3,242	241,010
Infineon Technologies AG (Germany)	5,029	141,436
Intel Corp.	29,400	1,522,332
KLA Corp.	1,044	202,265
Lam Research Corp.	14,802	4,910,564
Lasertec Corp. (Japan)	895	73,366
Lattice Semiconductor Corp.*	5,019	145,350
MACOM Technology Solutions Holdings, Inc.*	2,100	71,421
Maxim Integrated Products, Inc.	2,900	196,069
Megachips Corp. (Japan)	12,600	343,982
Microchip Technology, Inc.	1,447	148,694
Micron Technology, Inc.*	3,768	176,945
MKS Instruments, Inc.	1,494	163,190
NVIDIA Corp.	2,228	1,205,838
Qorvo, Inc.*	2,464	317,881
QUALCOMM, Inc.	6,649	782,454
Renesas Electronics Corp. (Japan)*	12,972	94,809
Rohm Co. Ltd. (Japan)	44,115	3,402,953
Semtech Corp.*	1,474	78,063
Shindengen Electric Manufacturing Co. Ltd. (Japan)	1,000	19,068
Shinko Electric Industries Co. Ltd. (Japan)	2,200	38,661
Silergy Corp. (China)	16,000	950,465
Siltronic AG (Germany)	177	15,897
Skyworks Solutions, Inc.	2,058	299,439
STMicroelectronics NV (Switzerland)	7,092	218,023
STMicroelectronics NV (Switzerland)	71,342	2,192,212
SUMCO Corp. (Japan)	2,930	41,167
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	63,925	5,182,400
Teradyne, Inc.	1,935	153,755
Texas Instruments, Inc.	3,614	516,043
Tokyo Electron Ltd. (Japan)	739	192,793
Tokyo Seimitsu Co. Ltd. (Japan)	1,500	47,681
Ulvac, Inc. (Japan)	800	29,033
Xilinx, Inc.	1,882	196,180
		35,209,862
Software — 2.3%
Adobe, Inc.*	16,301	7,994,499
Anaplan, Inc.*	3,652	228,542
ANSYS, Inc.*	598	195,684
Autodesk, Inc.*	1,943	448,852
AVEVA Group PLC (United Kingdom)	894	55,236
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Bottomline Technologies DE, Inc.*	1,529	$ 64,463
Cadence Design Systems, Inc.*	3,859	411,485
Check Point Software Technologies Ltd. (Israel)*	938	112,879
Citrix Systems, Inc.	3,416	470,417
Computer Engineering & Consulting Ltd. (Japan)	2,900	45,045
Constellation Software, Inc. (Canada)	473	525,602
Dassault Systemes SE (France)	793	148,314
DocuSign, Inc.*	7,148	1,538,536
Dynatrace, Inc.*	3,848	157,845
Elastic NV*	1,850	199,597
Fortinet, Inc.*	2,544	299,709
GB Group PLC (United Kingdom)*	1,075	9,729
HubSpot, Inc.*	763	222,972
Intuit, Inc.	17,253	5,628,101
Microsoft Corp.	120,992	25,448,247
National Agricultural Holdings Ltd.^	100,000	—
Nemetschek SE (Germany)	3,646	266,638
Nice Ltd. (Israel)*	416	94,334
NortonLifeLock, Inc.	19,654	409,589
Nuance Communications, Inc.*	5,532	183,607
Open Text Corp. (Canada)	1,821	76,967
Oracle Corp.	7,443	444,347
Oracle Corp. (Japan)	745	80,344
Paycom Software, Inc.*	292	90,900
Paylocity Holding Corp.*	1,270	205,003
Proofpoint, Inc.*	1,293	136,476
Rakus Co. Ltd. (Japan)	7,000	126,271
RingCentral, Inc. (Class A Stock)*	1,341	368,252
Sage Group PLC (The) (United Kingdom)	25,707	238,185
salesforce.com, Inc.*	3,576	898,720
SAP SE (Germany)	6,698	1,040,920
ServiceNow, Inc.*	11,711	5,679,835
Software AG (Germany)	7,519	370,127
Synopsys, Inc.*	1,621	346,862
TeamViewer AG (Germany), 144A*	879	43,385
Trend Micro, Inc. (Japan)	2,067	126,134
Tyler Technologies, Inc.*	685	238,764
Workday, Inc. (Class A Stock)*	7,585	1,631,761
Xero Ltd. (New Zealand)*	3,846	280,684
Zendesk, Inc.*	2,037	209,648
Zoom Video Communications, Inc. (Class A Stock)*	4,853	2,281,444
		60,074,951
Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	879	45,783
Advance Auto Parts, Inc.	464	71,224
American Eagle Outfitters, Inc.	8,061	119,383
Autobacs Seven Co. Ltd. (Japan)	2,600	33,758
AutoZone, Inc.*	290	341,516
Best Buy Co., Inc.	3,974	442,266
Bilia AB (Sweden) (Class A Stock)*	34,488	434,888
Burlington Stores, Inc.*	16,486	3,397,600
CarMax, Inc.*	324	29,779
DCM Holdings Co. Ltd. (Japan)	16,700	229,956

A19

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Dick’s Sporting Goods, Inc.	22,521	$ 1,303,515
Fast Retailing Co. Ltd. (Japan)	152	95,418
Five Below, Inc.*	1,313	166,751
Frasers Group PLC (United Kingdom)*	7,299	32,362
Gap, Inc. (The)	9,006	153,372
Grand Baoxin Auto Group Ltd. (China)*	472,500	67,036
Hennes & Mauritz AB (Sweden) (Class B Stock)	16,327	281,307
Home Depot, Inc. (The)	16,222	4,505,012
Hornbach Baumarkt AG (Germany)	986	52,426
Hornbach Holding AG & Co. KGaA (Germany)	2,480	289,309
Industria de Diseno Textil SA (Spain)	14,095	392,445
JB Hi-Fi Ltd. (Australia)	9,389	319,198
JD Sports Fashion PLC (United Kingdom)	24,220	252,603
Kingfisher PLC (United Kingdom)	58,595	224,134
Kohnan Shoji Co. Ltd. (Japan)	10,200	397,440
Komeri Co. Ltd. (Japan)	3,600	113,777
K’s Holdings Corp. (Japan)	73,100	985,819
L Brands, Inc.	7,062	224,642
Lithia Motors, Inc. (Class A Stock)	315	71,801
Lowe’s Cos., Inc.	37,999	6,302,514
Luk Fook Holdings International Ltd. (Hong Kong)	52,000	126,466
Michaels Cos., Inc. (The)*	3,907	37,722
Nitori Holdings Co. Ltd. (Japan)	1,393	289,351
Nojima Corp. (Japan)	300	8,082
O’Reilly Automotive, Inc.*	620	285,870
Premier Investments Ltd. (Australia)	517	7,681
RH*	466	178,301
Ross Stores, Inc.	1,077	100,506
Shimachu Co. Ltd. (Japan)(a)	62,200	2,103,507
Shimamura Co. Ltd. (Japan)	480	46,576
Tiffany & Co.	1,449	167,867
TJX Cos., Inc. (The)	5,511	306,687
Tractor Supply Co.	2,404	344,589
Ulta Beauty, Inc.*	982	219,948
USS Co. Ltd. (Japan)	1,891	33,836
Yamada Holdings Co. Ltd. (Japan)	769,639	3,835,637
		29,469,660
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	284,096	32,901,158
Brother Industries Ltd. (Japan)	10,701	169,863
Canon, Inc. (Japan)	2,301	38,147
FUJIFILM Holdings Corp. (Japan)	1,588	78,308
Hewlett Packard Enterprise Co.	4,918	46,082
HP, Inc.	10,249	194,629
Logitech International SA (Switzerland)	3,962	305,563
MCJ Co. Ltd. (Japan)	20,400	186,534
NetApp, Inc.	4,920	215,693
Ricoh Co. Ltd. (Japan)	15,354	103,400
Seagate Technology PLC	3,881	191,217
Seiko Epson Corp. (Japan)	4,041	46,442
Western Digital Corp.	1,073	39,218
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Xerox Holdings Corp.	2,208	$ 41,444
		34,557,698
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)*	1,525	492,089
Burberry Group PLC (United Kingdom)	13,465	269,082
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,495	166,693
Crocs, Inc.*	2,539	108,491
Deckers Outdoor Corp.*	395	86,904
EssilorLuxottica SA (France)*	1,545	210,132
FF Group (Greece)*^	5,768	1
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Gildan Activewear, Inc. (Canada)	1,308	25,776
Hermes International (France)	430	370,180
Kering SA (France)	479	317,853
LVMH Moet Hennessy Louis Vuitton SE (France)	1,632	763,177
Moncler SpA (Italy)*	4,376	178,846
NIKE, Inc. (Class B Stock)	44,512	5,588,036
Pandora A/S (Denmark)	3,756	268,874
Puma SE (Germany)*	3,129	281,026
PVH Corp.	4,870	290,447
Ralph Lauren Corp.	1,580	107,393
Swatch Group AG (The) (Switzerland), (SWX)	3,081	138,312
Swatch Group AG (The) (Switzerland), (XEQT)	889	206,785
Tapestry, Inc.	12,719	198,798
Under Armour, Inc. (Class A Stock)*	15,535	174,458
Under Armour, Inc. (Class C Stock)*	13,568	133,509
VF Corp.	2,991	210,118
Wolverine World Wide, Inc.	2,461	63,592
		10,650,573
Thrifts & Mortgage Finance — 0.0%
Genworth Mortgage Insurance Australia Ltd. (Australia)	5,969	6,687
MGIC Investment Corp.	5,596	49,580
NMI Holdings, Inc. (Class A Stock)*	4,761	84,746
OneSavings Bank PLC (United Kingdom)*	2,974	10,676
Paragon Banking Group PLC (United Kingdom)	13,013	55,928
Washington Federal, Inc.	2,343	48,875
		256,492
Tobacco — 0.2%
Altria Group, Inc.	4,297	166,036
British American Tobacco PLC (United Kingdom)	17,632	632,840
Imperial Brands PLC (United Kingdom)	61,926	1,092,625
Japan Tobacco, Inc. (Japan)	57,990	1,057,730
Philip Morris International, Inc.	6,916	518,631
Swedish Match AB (Sweden)	4,950	404,525
		3,872,387

A20

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	3,671	$ 132,036
Beacon Roofing Supply, Inc.*	3,295	102,376
Brenntag AG (Germany)	3,069	194,885
Bunzl PLC (United Kingdom)	2,503	80,814
Diploma PLC (United Kingdom)	5,047	143,243
Fastenal Co.	8,465	381,687
Ferguson PLC	48,072	4,844,640
Howden Joinery Group PLC (United Kingdom)	9,906	75,339
ITOCHU Corp. (Japan)	6,072	155,256
Marubeni Corp. (Japan)	29,201	165,540
Mitsubishi Corp. (Japan)	9,151	218,652
Mitsui & Co. Ltd. (Japan)	3,173	54,462
MonotaRO Co. Ltd. (Japan)	6,768	336,046
Nagase & Co. Ltd. (Japan)	1,100	15,372
Rexel SA (France)*	16,830	211,612
Sumitomo Corp. (Japan)	12,286	147,284
Toyota Tsusho Corp. (Japan)	3,634	101,856
United Rentals, Inc.*(a)	736	128,432
W.W. Grainger, Inc.	703	250,809
Wakita & Co. Ltd. (Japan)	1,700	17,012
Watsco, Inc.	442	102,937
		7,860,290
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	3,159	441,339
Atlantia SpA (Italy)*	22,071	347,118
Enav SpA (Italy), 144A	96,740	367,375
Getlink SE (France)*	2,370	32,189
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	130,000	131,413
Kamigumi Co. Ltd. (Japan)	6,720	132,362
Transurban Group (Australia)	125,692	1,276,247
		2,728,043
Water Utilities — 0.1%
American Water Works Co., Inc.	8,116	1,175,846
Guangdong Investment Ltd. (China)	106,000	168,982
Severn Trent PLC (United Kingdom)	17,572	552,794
United Utilities Group PLC (United Kingdom)	10,257	113,190
		2,010,812
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	13,459	339,346
NTT DOCOMO, Inc. (Japan)	16,516	609,012
Rogers Communications, Inc. (Canada) (Class B Stock)	1,100	43,635
SoftBank Corp. (Japan)(a)	7,392	82,630
SoftBank Group Corp. (Japan)	4,165	258,935
Tele2 AB (Sweden) (Class B Stock)	3,467	49,052
T-Mobile US, Inc.*	3,252	371,899
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	174,739	$ 232,178
		1,986,687

Total Common Stocks (cost $908,350,945)		1,008,692,213
Exchange-Traded Funds — 0.3%
Energy Select Sector SPDR Fund	137,406	4,115,310
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	83,610	2,741,572
Goldman Sachs ActiveBeta International Equity ETF(a)	7,235	203,665
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	11,879	808,366

Total Exchange-Traded Funds (cost $8,428,661)		7,868,913
Preferred Stocks — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)*	611	98,131
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	3,398	172,156
Construction Materials — 0.0%
STO SE & Co. KGaA (Germany) (PRFC)	289	38,464
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	279	114,574
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	786	82,148
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	1,379	47,484

Total Preferred Stocks (cost $471,813)		552,957

	Units
Rights* — 0.0%
Equity Real Estate Investment Trusts (REITs) — 0.0%
CPN Retail Growth Leasehold REIT (Thailand), expiring 12/31/20	12,545	—
Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	2,019	—
Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp. (China), expiring 10/02/20^	7,900	—

Total Rights (cost $0)		—

A21

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Unaffiliated Funds** — 3.3%
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)	4,368,068	$ 43,418,599
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)	3,711,096	33,399,864
Goldman Sachs MLP Energy Infrastructure Fund, (Institutional Shares)	676,720	9,941,012

Total Unaffiliated Funds (cost $92,705,481)		86,759,475

	Units
Warrants* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	2,946
Media — 0.0%
VGI Public Media PCL (Thailand), expiring 09/10/22	19,780	468
Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	147

Total Warrants (cost $0)		3,561

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.0%
Collateralized Debt Obligations — 0.3%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.202%(c)	09/15/35	5,000	4,944,118
KREF Ltd.,
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.251%(c)	06/15/36	4,275	4,242,681
			9,186,799
Collateralized Loan Obligations — 2.2%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
1.671%(c)	05/01/26	1,683	1,681,701
AGL CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.575%(c)	01/15/33	2,900	2,878,266
AIMCO CLO (Cayman Islands),
Series 2017-AA, Class A, 144A, 3 Month LIBOR + 1.260%
1.532%(c)	07/20/29	5,750	5,717,850
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.297%(c)	01/28/31	7,450	7,376,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Apidos CLO (Cayman Islands),
Series 2015-23A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.821%(c)	04/15/33	2,900	$ 2,876,363
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.095%(c)	01/27/28	5,831	5,793,283
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.422%(c)	04/15/33	7,300	7,260,801
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.372%(c)	07/20/31	9,550	9,437,399
Mountain View CLO LLC (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.628%(c)	04/14/33	2,500	2,456,024
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
1.165%(c)	04/15/29	2,780	2,755,879
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.025%(c)	04/15/33	4,825	4,797,649
Voya CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.502%(c)	07/20/30	2,900	2,892,370
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.335%(c)	04/15/31	3,000	2,971,915
			58,895,937
Other — 0.1%
Orec Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.332%(c)	06/15/36	2,550	2,522,830
Student Loans — 0.4%
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.848%(c)	07/25/56	1,079	1,059,779
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.848%(c)	02/25/39	1,024	1,012,214
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.828%(c)	05/25/39	1,425	1,413,568
A22

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.148%(c)	12/25/56	1,234	$ 1,223,605
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.298%(c)	03/25/66	1,929	1,928,904
Nelnet Student Loan Trust,
Series 2006-01, Class A5, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.366%(c)	08/23/27	102	102,236
Series 2013-05A, Class A, 144A, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.000%)
0.778%(c)	01/25/37	510	494,631
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.997%(c)	10/28/41	1,009	982,305
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.905%(c)	05/01/30	1,584	1,567,981
			9,785,223

Total Asset-Backed Securities (cost $81,039,549)			80,390,789
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class D, 144A
3.000%	07/15/49	750	585,431
Bancorp Commercial Mortgage Trust,
Series 2018-CRE04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.950%)
1.052%(c)	09/15/35	494	489,396
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.674%(cc)	02/15/50	400	305,900
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.713%(cc)	09/10/50	650	637,310
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	450	361,412
GS Mortgage Securities Trust,
Series 2019-GC42, Class D, 144A
2.800%	09/01/52	450	378,598
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	385,054

Total Commercial Mortgage-Backed Securities (cost $2,594,794)			3,143,101
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bond — 0.0%
Internet
iQIYI, Inc. (China),
Sr. Unsec’d. Notes
2.000%	04/01/25	10	$ 9,478
(cost $8,871)
Corporate Bonds — 12.8%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	675	675,920
5.805%	05/01/50	1,325	1,598,265
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	450	505,055
4.030%	10/15/47	25	30,488
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.050%	05/04/47	800	960,445
4.625%	11/16/48	75	97,786
			3,867,959
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	400	436,552
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	150	171,333
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28(a)	1,350	1,354,755
4.758%	09/06/49	875	952,763
			2,915,403
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	1,075	1,075,415
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	425	456,726
5.400%	10/02/23	700	771,468
5.950%	04/01/49	75	87,796
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	550	596,999
Sr. Unsec’d. Notes
5.650%	01/17/29(a)	225	262,582
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23(a)	1,150	1,165,525
			4,416,511
Banks — 2.9%
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	360	392,051

A23

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.750%(ff)	—(rr)	220	$ 217,090
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	150	166,643
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25	1,200	1,259,080
3.306%	06/27/29(a)	600	653,009
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	6,775	7,167,609
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23	1,125	1,168,388
3.593%(ff)	07/21/28(a)	1,175	1,316,681
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30	3,750	4,030,920
4.125%	01/22/24	450	498,236
Sub. Notes, MTN
4.200%	08/26/24	100	111,302
4.450%	03/03/26	1,225	1,406,861
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	1,225	1,272,023
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	200	192,618
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	625	644,448
3.375%	01/09/25	910	985,958
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	650	690,290
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	1,275	1,276,460
4.625%	09/12/28	900	1,069,523
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	125	128,789
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	3,950	4,259,391
3.400%	05/01/26	1,325	1,473,485
Sub. Notes
4.125%	07/25/28(a)	600	688,865
4.600%	03/09/26	675	770,802
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	675	688,049
Credit Bank of Moscow Via CBOM Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	01/29/25	260	261,764
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.800%	04/08/22		600	$ 621,238
2.950%	04/09/25		425	463,321
Sub. Notes, 144A
6.500%	08/08/23		275	311,862
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		1,400	1,559,934
4.194%(ff)	04/01/31		575	664,069
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26		294	342,575
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		500	503,246
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A, EMTN
13.050%(s)	01/07/21	EGP	3,025	185,711
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		1,975	1,966,992
3.803%(ff)	03/11/25		325	349,776
4.950%	03/31/30		200	241,011
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%(ff)	07/01/26		1,700	1,717,338
4.625%	01/06/26		1,000	1,172,858
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)		700	680,164
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.051%(c)	—(rr)		2,200	2,172,257
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25		1,775	1,866,986
2.522%(ff)	04/22/31		3,150	3,354,038
3.782%(ff)	02/01/28		925	1,047,123
3.882%(ff)	07/24/38		600	705,997
3.960%(ff)	01/29/27		700	797,576
4.493%(ff)	03/24/31		75	91,464
Sub. Notes
2.956%(ff)	05/13/31(a)		450	481,750
JPMorgan Chase Bank NA,
Unsec’d. Notes, 144A, EMTN
12.724%(s)	09/02/21	EGP	2,650	149,508
13.171%(s)	07/08/21	EGP	2,625	151,334
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.751%	07/18/39		575	662,034
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		600	644,602
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		4,400	4,697,159
3.700%	10/23/24		3,225	3,574,473

A24

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	400	$ 458,683
Sub. Notes, MTN
3.950%	04/23/27(a)	675	763,004
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	575	624,904
Sub. Notes
3.754%(ff)	11/01/29	200	206,940
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	3,475	3,572,786
NBK Tier 1 Financing 2 Ltd. (Kuwait),
Gtd. Notes, 144A
4.500%(ff)	—(rr)	200	198,017
Truist Bank,
Sub. Notes
2.250%	03/11/30	700	721,505
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,175	2,264,634
3.000%	10/23/26	1,025	1,118,833
Sr. Unsec’d. Notes, MTN
4.150%	01/24/29	275	323,011
Sub. Notes, GMTN
4.300%	07/22/27	900	1,030,104
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34(a)	525	590,756
Yapi ve Kredi Bankasi A/S (Turkey),
Jr. Sub. Notes, EMTN
13.875%(ff)	—(rr)	220	231,145
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24	340	321,278
			76,392,331
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	625	753,073
4.900%	02/01/46	2,400	2,940,527
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50(a)	1,275	1,526,194
4.600%	04/15/48	725	871,171
4.750%	01/23/29	2,600	3,162,564
4.950%	01/15/42	550	676,727
5.550%	01/23/49	325	437,083
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48(a)	1,175	1,487,837
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	800	874,953
3.600%	02/15/28	850	956,728
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
4.400%	11/15/25	425	$ 494,480
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.085%	05/25/48	50	67,029
			14,248,366
Biotechnology — 0.0%
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25	775	772,595
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27	1,800	1,884,671
2.722%	02/15/30	1,275	1,331,444
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30	200	201,016
			3,417,131
Chemicals — 0.5%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.050%	05/15/30	275	289,658
Bluestar Finance Holdings Ltd. (China),
Gtd. Notes
3.875%(ff)	—(rr)	1,280	1,280,752
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.375%	06/19/24	360	374,414
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	725	833,583
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29(a)	675	761,891
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.832%	10/15/27	1,225	1,230,098
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30	2,100	2,110,340
3.268%	11/15/40	475	479,511
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	400	388,810
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24(a)	350	336,557
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	775	852,229
3.450%	06/01/27	925	1,041,187

A25

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	3,595	$ 3,640,948
			13,619,978
Commercial Services — 0.2%
CoStar Group, Inc.,
Gtd. Notes, 144A
2.800%	07/15/30	1,250	1,294,913
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29	210	219,854
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
5.625%	09/25/48	200	228,023
DP World Salaam (United Arab Emirates),
Jr. Sub. Notes
6.000%(ff)	—(rr)	240	252,000
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	600	636,325
3.200%	08/15/29	350	381,900
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	1,125	1,304,445
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	1,850	1,915,524
			6,232,984
Computers — 0.3%
Amdocs Ltd.,
Sr. Unsec’d. Notes
2.538%	06/15/30	700	725,642
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	2,025	2,194,905
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	200	219,213
8.100%	07/15/36	350	459,032
8.350%	07/15/46	950	1,256,527
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	1,150	1,263,962
4.650%	10/01/24(a)	675	761,667
6.350%	10/15/45(a)	1,175	1,487,624
			8,368,572
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.950%	02/01/22	1,700	1,720,553
6.500%	07/15/25	640	689,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Air Lease Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/23	650	$ 651,258
3.000%	09/15/23	500	509,160
3.375%	07/01/25(a)	900	918,761
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	800	813,014
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23(a)	500	499,065
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.535%(c)	—(rr)	725	655,154
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	1,000	915,791
3.950%	07/01/24	800	764,667
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24	450	487,376
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25(a)	1,025	1,095,624
4.418%	11/15/35	325	342,419
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50	50	52,417
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	125	133,774
			10,248,991
Electric — 0.6%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	700	751,279
4.250%	06/15/28	175	202,166
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	150	171,428
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30(a)	425	438,110
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25(a)	350	385,161
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	352	501,861
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	375	440,527
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,250	1,408,361

A26

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	1,125	$ 1,245,671
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26(a)	825	910,885
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	850	888,953
Sr. Unsec’d. Notes
4.050%	04/15/30	375	438,635
4.700%	04/15/50	575	733,814
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30(a)	450	456,431
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	575	563,109
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	794	988,071
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	900	962,493
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	450	435,971
2.500%	02/01/31(a)	825	781,511
3.300%	08/01/40	250	229,104
3.500%	08/01/50(a)	575	516,953
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	825	949,903
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	800	892,016
			15,292,413
Energy-Alternate Sources — 0.0%
Greenko Dutch BV (India),
Sr. Sec’d. Notes
4.875%	07/24/22	400	399,574
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28	1,020	871,239
5.500%	10/31/46	590	478,846
5.500%	07/31/47	200	162,940
Sr. Sec’d. Notes, 144A
3.875%	04/30/28(a)	350	298,954
5.500%	10/31/46	200	162,320
5.500%	07/31/47	370	301,439
			2,275,738
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.2%
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
2.375%	03/15/30	375	$ 391,273
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	400	431,753
3.200%	04/01/30	725	828,176
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	275	285,453
Sysco Corp.,
Gtd. Notes
6.600%	04/01/40	75	101,732
6.600%	04/01/50	875	1,225,992
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23(a)	975	1,064,077
			4,328,456
Gas — 0.1%
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
1.300%	06/15/25	275	280,810
2.000%	06/15/30	250	257,500
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27(a)	725	808,504
3.600%	05/01/30	125	142,446
			1,489,260
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/28(a)	1,050	1,272,789
Healthcare-Products — 0.2%
Dentsply Sirona, Inc.,
Sr. Unsec’d. Notes
3.250%	06/01/30	500	543,317
DH Europe Finance II Sarl,
Gtd. Notes
2.600%	11/15/29	475	515,989
3.250%	11/15/39	650	721,780
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30	1,400	1,426,811
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	750	838,650
			4,046,547
Healthcare-Services — 0.1%
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27(a)	1,650	1,726,042

A27

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	1,000	$ 1,106,380
4.125%	02/15/24	800	886,692
4.200%	04/01/28	775	899,478
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	650	753,794
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	550	641,904
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/29(a)	900	1,088,816
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	750	844,730
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	1,225	1,267,787
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	275	297,007
			7,786,588
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	650	809,240
4.800%	12/05/34	575	791,900
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	225	253,425
Expedia Group, Inc.,
Gtd. Notes, 144A
3.600%	12/15/23(a)	550	561,689
4.625%	08/01/27	250	262,254
Prosus NV (China),
Sr. Unsec’d. Notes
3.680%	01/21/30	200	215,151
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	210	225,908
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	200	204,423
			3,323,990
Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.375%	02/24/30	460	457,793
3.750%	05/29/24	690	723,038
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	371,544
4.875%	11/22/26	200	222,612
5.500%	01/16/25	200	222,942
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies (cont’d.)
PTT Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.700%	07/16/70	200	$ 198,876
			2,196,805
Iron/Steel — 0.0%
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/24/23(d)	250	134,621
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	250	261,726
			396,347
Machinery-Diversified — 0.1%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27(a)	350	372,215
2.565%	02/15/30(a)	1,250	1,342,182
			1,714,397
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	531	588,493
4.908%	07/23/25	5,450	6,291,469
Comcast Corp.,
Gtd. Notes
3.300%	02/01/27	939	1,058,828
3.700%	04/15/24	450	496,673
3.750%	04/01/40	100	117,425
4.150%	10/15/28	550	661,724
4.250%	10/15/30(a)	725	890,031
4.700%	10/15/48	1,125	1,492,733
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	525	577,783
4.709%	01/25/29	450	539,054
5.476%	01/25/39	275	366,668
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	248	301,062
			13,381,943
Mining — 0.1%
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	275	299,981
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	1,075	1,110,952
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/30(a)	500	523,112

A28

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Vedanta Holdings Mauritius II Ltd. (India),
Sr. Sec’d. Notes, 144A
13.000%	08/21/23	200	$ 206,623
			2,140,668
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	175	181,892
3.450%	05/01/27	150	158,518
3.625%	05/01/30	250	258,860
4.250%	05/01/40(a)	1,100	1,116,524
4.350%	05/01/50(a)	900	915,810
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38(a)	375	437,040
			3,068,644
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA (Panama),
Sr. Unsec’d. Notes, 144A
2.375%	09/14/25	200	202,609
Debt & Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes
1.000%	10/10/25	200	161,363
			363,972
Oil & Gas — 0.5%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28	375	443,950
Concho Resources, Inc.,
Gtd. Notes
2.400%	02/15/31	325	311,266
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	725	732,301
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
5.150%	02/11/26	430	479,010
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26	830	926,017
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30	710	709,703
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23	130	134,007
Lukoil Securities BV (Russia),
Gtd. Notes, 144A
3.875%	05/06/30	460	486,160
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	535,148
3.800%	04/01/28	275	298,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24(a)	1,725	$ 1,463,914
5.550%	03/15/26(a)	350	316,264
6.450%	09/15/36	475	403,734
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	10/28/22(d)	2,090	52,250
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	220	195,365
5.350%	02/12/28	470	401,850
5.625%	01/23/46	70	50,696
6.500%	03/13/27	70	65,274
6.950%	01/28/60	280	214,326
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	255,152
Phillips 66,
Gtd. Notes
3.700%	04/06/23	450	481,986
3.850%	04/09/25	125	138,916
3.900%	03/15/28(a)	700	786,978
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	400	419,444
3.100%	05/15/25(a)	750	806,692
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes, 144A
2.625%	08/15/25	200	200,476
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/23	950	984,407
2.850%	04/15/25(a)	500	524,352
			12,817,797
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	25	31,650
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	2,650	3,036,732
4.250%	11/21/49	2,325	2,747,268
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	975	1,114,649
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30(a)	1,050	1,132,460
3.700%	06/06/27	1,350	1,530,408
4.669%	06/06/47(a)	675	833,436
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39(a)	625	789,988
4.250%	10/26/49	100	131,469

A29

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	1,130	$ 1,222,559
Sr. Unsec’d. Notes
2.400%	03/15/30(a)	875	906,845
3.400%	03/15/50(a)	2,275	2,374,041
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	450	479,453
4.250%	04/01/50	1,175	1,376,769
4.780%	03/25/38	325	394,283
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.912%	08/27/21	1,950	2,001,156
5.272%	08/28/23(a)	550	589,969
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	175	194,384
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	1,325	1,347,358
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	1,900	1,961,863
4.450%	08/20/48	25	32,721
			24,229,461
Pipelines — 0.7%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	710	869,750
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,030	1,261,750
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	825	828,545
4.650%	06/01/21	675	685,557
5.300%	04/15/47	250	232,718
Gtd. Notes, Series 5Y
4.200%	09/15/23	625	658,558
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
3.024%(c)	06/01/67(a)	1,095	848,063
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	425	424,238
5.500%	07/15/28(a)	700	704,433
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30(a)	1,225	1,195,056
3.375%	03/15/23	2,226	2,345,129
4.500%	04/15/38	200	203,760
5.500%	02/15/49(a)	415	465,004
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)	425	412,586
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.850%	10/15/23	900	$ 941,405
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	825	928,334
5.625%	04/15/23	475	520,227
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	500	526,225
5.400%	10/01/47	450	423,232
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	950	895,775
4.100%	02/01/25	525	499,627
5.300%	03/01/48	140	113,567
5.450%	04/01/44	200	171,945
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	615	636,177
3.900%	01/15/25	475	518,410
4.000%	09/15/25	825	914,338
			18,224,409
Real Estate — 0.0%
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
7.700%	02/20/25	200	199,030
Real Estate Investment Trusts (REITs) — 0.5%
Agree LP,
Gtd. Notes
2.900%	10/01/30	300	309,074
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	575	648,443
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.875%	01/30/31	350	381,492
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.900%	02/15/29	499	594,423
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30	875	883,281
3.375%	05/15/24	550	595,634
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.150%	07/01/50	400	458,028
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	825	906,756
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	600	598,717
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	575	618,891

A30

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31	325	$ 321,240
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	1,075	1,118,915
4.750%	12/15/28	775	901,789
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	625	613,487
Spirit Realty LP,
Gtd. Notes
3.400%	01/15/30	2,375	2,359,485
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	250	248,210
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	925	1,000,331
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28	675	703,947
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29(a)	650	700,375
			13,962,518
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30(a)	350	412,454
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.600%	04/20/30	725	738,512
1.750%	04/20/32	725	741,430
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28(a)	412	484,311
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/40(a)	450	591,877
5.125%	04/15/50	475	654,005
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	125	152,353
4.450%	09/01/48	50	62,259
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50	550	548,362
			4,385,563
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30(a)	725	818,499
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.4%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/30	450	$ 462,986
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25	3,650	3,895,219
3.500%	01/15/28	800	865,426
Broadcom, Inc.,
Gtd. Notes
2.250%	11/15/23	1,775	1,844,890
3.459%	09/15/26	128	140,176
4.700%	04/15/25	1,425	1,618,272
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	525	543,686
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23	225	246,331
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30	375	410,250
			10,027,236
Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.300%	02/01/30	1,025	1,105,424
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	900	962,072
3.200%	07/01/26	1,250	1,388,611
3.800%	10/01/23	525	572,261
4.200%	10/01/28	900	1,064,894
Intuit, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/27(a)	375	380,399
1.650%	07/15/30	250	254,389
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	475	541,203
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,800	1,752,698
			8,021,951
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	175	175,090
2.300%	06/01/27	4,175	4,380,708
2.750%	06/01/31(a)	1,225	1,288,888
3.000%	06/30/22	300	311,956
3.500%	06/01/41	900	947,014
4.125%	02/17/26	1,150	1,316,700
4.250%	03/01/27(a)	1,245	1,441,288
4.850%	03/01/39	1,500	1,799,734

A31

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.900%	08/15/37	620	$ 750,481
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
4.755%	11/11/24	310	317,482
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
1.500%	02/15/26(a)	750	752,867
2.050%	02/15/28(a)	2,250	2,302,257
2.550%	02/15/31	1,000	1,033,501
3.000%	02/15/41	600	591,870
3.500%	04/15/25	750	822,809
3.750%	04/15/27	3,425	3,833,741
3.875%	04/15/30(a)	1,575	1,797,145
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30	1,450	1,636,308
3.875%	02/08/29	1,625	1,923,253
4.000%	03/22/50	1,050	1,289,478
4.016%	12/03/29	2,575	3,084,607
4.812%	03/15/39	550	726,464
4.862%	08/21/46	75	102,055
5.012%	04/15/49	1,007	1,440,521
5.250%	03/16/37	475	657,804
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	375	409,439
			35,133,460
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	475	645,035
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	300	313,217
			958,252

Total Corporate Bonds (cost $322,457,645)			338,483,170
Municipal Bonds — 0.3%
California — 0.1%
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	865	1,506,164
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	220	248,153
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	1,105	1,220,627
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	2,340	2,349,290
			3,818,070
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
5.175%	11/15/49	1,290	$ 1,342,439

Total Municipal Bonds (cost $6,340,169)			6,666,673
Residential Mortgage-Backed Securities — 0.2%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.498%(c)	04/25/37	199	199,635
Series 2011-52, Class GB
5.000%	06/25/41	806	932,163
Series 2011-99, Class DB
5.000%	10/25/41	772	885,910
Series 2012-111, Class B
7.000%	10/25/42	118	142,285
Series 2012-153, Class B
7.000%	07/25/42	436	536,118
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.148%(c)	06/25/50	1,270	1,273,180
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	434	498,657
Series 4246, Class PT
6.500%	02/15/36	172	205,633
Series 4273, Class PD
6.500%	11/15/43	836	1,006,182
Wells Fargo Mortgage Backed Securities Trust,
Series 2019-03, Class A1, 144A
3.500%(cc)	07/25/49	289	296,966

Total Residential Mortgage-Backed Securities (cost $5,603,412)			5,976,729
Sovereign Bonds — 1.5%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	510	398,880
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30	326	135,294
0.125%(cc)	07/09/35	1,032	387,303
0.125%(cc)	07/09/41	762	303,020
1.000%	07/09/29	66	29,943
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, 144A
5.450%	09/16/32	250	239,207
5.625%	09/30/31	310	303,132
7.375%	05/14/30	270	296,512
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	205,867

A32

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
CBB International Sukuk Programme Co. SPC (Bahrain),
Sr. Unsec’d. Notes, 144A
3.950%	09/16/27		200	$ 196,882
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		760	800,201
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31		320	326,732
4.000%	02/26/24		1,000	1,067,480
4.125%	05/15/51		840	873,439
5.000%	06/15/45		200	234,152
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	320	381,750
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	100	1,972
Sr. Unsec’d. Notes
10.750%	08/11/28	DOP	9,900	183,815
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		1,210	1,273,224
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		147	99,913
0.500%(cc)	07/31/35		979	549,867
0.500%(cc)	07/31/40		513	259,743
6.607%(s)	07/31/30		135	62,906
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32		310	303,393
8.875%	05/29/50		390	386,744
Sr. Unsec’d. Notes, 144A, MTN
5.625%	04/16/30	EUR	320	339,757
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	100	114,315
5.625%	04/16/30	EUR	270	286,670
6.375%	04/11/31	EUR	100	108,770
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		200	210,090
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
9.500%	07/15/52		220	208,678
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		200	204,897
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
6.625%	02/06/31		210	188,830
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		420	380,159
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.900%	06/01/30		730	808,534
6.125%	06/01/50		380	453,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		480	$ 521,702
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.850%	10/15/30		450	509,869
4.450%	04/15/70		560	664,689
6.625%	02/17/37		490	688,904
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		200	240,571
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.625%	03/22/48	EUR	130	129,300
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		200	253,262
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		200	194,491
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.250%	02/28/48		310	297,399
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24(d)		100	16,427
Sr. Unsec’d. Notes, EMTN
6.850%	05/25/29(d)		290	46,295
Sr. Unsec’d. Notes, GMTN
6.600%	11/27/26(d)		20	3,246
6.650%	11/03/28(d)		320	51,712
6.650%	02/26/30(d)		587	95,395
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.350%	09/18/27	EUR	130	149,614
3.250%	04/16/30		430	439,866
3.600%	01/30/25(a)		550	592,259
3.750%	01/11/28		1,290	1,386,890
3.900%	04/27/25		530	579,621
4.500%	01/31/50		310	327,610
4.750%	04/27/32		200	226,297
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, 144A
5.125%	04/07/26		240	241,905
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22		220	224,413
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
1.500%	11/27/31	EUR	140	154,381
Mozambique International Bond (Mozambique),
Unsec’d. Notes
5.000%	09/15/31		200	163,597
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		200	191,342
8.747%	01/21/31		550	563,485

A33

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		200	$ 190,770
North Macedonia Government International Bond (Macedonia),
Sr. Unsec’d. Notes, 144A
3.675%	06/03/26	EUR	280	351,736
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		360	298,955
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		200	229,261
4.500%	04/01/56		200	250,307
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		110	117,936
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		680	776,860
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		200	231,475
5.600%	03/13/48		430	529,284
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25		1,200	1,355,494
4.550%	03/29/26		1,250	1,436,635
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50		200	213,671
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		120	129,860
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	234,040
4.500%	04/23/28		910	1,089,227
4.817%	03/14/49		200	269,555
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		200	258,175
5.103%	04/23/48		1,840	2,563,754
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		200	193,773
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		380	365,579
4.750%	03/18/24		210	220,347
Republic of Belarus Ministry of Finance (Belarus),
Sr. Unsec’d. Notes, 144A
5.875%	02/24/26		200	186,358
6.378%	02/24/31		200	188,349
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		560	565,997
5.750%	09/30/49		200	170,457
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	140	185,780
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		130	$ 133,597
4.000%	02/14/51		170	175,783
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	60	69,324
3.375%	01/28/50	EUR	90	107,926
Sr. Unsec’d. Notes, EMTN
2.500%	02/08/30	EUR	30	36,681
2.875%	03/11/29	EUR	90	114,843
3.375%	01/28/50	EUR	80	95,934
4.625%	04/03/49	EUR	230	329,080
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	20	23,372
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
5.100%	03/28/35		200	245,962
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		260	322,921
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55		200	216,925
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	230	260,691
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	260	294,450
3.125%	05/15/27	EUR	100	125,330
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
4.226%	03/14/28		220	245,937
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.750%	04/18/28		620	421,376
Sr. Unsec’d. Notes, 144A
6.350%	06/28/24		620	449,495
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes
5.500%	10/13/21		200	199,751
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30		200	196,835
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.250%	03/13/30		310	276,093
5.750%	05/11/47		340	270,213
6.000%	01/14/41		360	299,390
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		280	253,696
7.750%	09/01/24		1,180	1,184,461
7.750%	09/01/26		200	199,201
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		10	11,904

A34

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	290	$ 142,988

Total Sovereign Bonds (cost $40,611,494)			40,868,233
U.S. Government Agency Obligations — 13.9%
Federal Home Loan Mortgage Corp.
0.375%	09/23/25	16,240	16,198,172
3.000%	05/01/42	79	84,123
3.000%	07/01/42	14	14,433
3.000%	08/01/42	16	16,798
3.000%	08/01/42	20	21,257
3.000%	08/01/42	99	105,874
3.000%	10/01/42	13	14,251
3.000%	10/01/42	50	53,472
3.000%	12/01/42	14	14,920
3.000%	01/01/43	106	112,667
3.000%	02/01/43	114	121,897
3.000%	02/01/43	300	321,838
3.000%	03/01/43	652	710,082
3.000%	03/01/43	735	800,282
3.000%	06/01/43	611	655,874
4.000%	02/01/41	16	17,112
4.000%	02/01/41	24	26,902
4.500%	08/01/48	2,691	3,004,267
5.000%	04/01/33	21	23,032
5.000%	08/01/33	1	1,118
5.000%	08/01/33	170	196,033
5.000%	09/01/33	1	526
5.000%	09/01/33	3	3,898
5.000%	10/01/33	1	649
5.000%	04/01/34	1	952
5.000%	11/01/34	5	5,174
5.000%	12/01/34	100	114,971
5.000%	12/01/34	163	187,646
5.000%	07/01/35	1	945
5.000%	11/01/35	1	1,162
5.000%	04/01/37	128	147,933
5.000%	01/01/39	27	31,280
5.000%	04/01/39	153	175,304
5.000%	07/01/39	18	20,271
Federal National Mortgage Assoc.
2.000%	TBA(tt)	17,000	17,531,744
3.000%	TBA(tt)	13,000	13,621,055
3.000%	TBA(tt)	17,000	17,808,164
3.000%	11/01/42	22	24,446
3.000%	12/01/42	15	16,051
3.000%	12/01/42	15	16,553
3.000%	12/01/42	29	31,175
3.000%	12/01/42	37	40,663
3.000%	12/01/42	40	43,272
3.000%	12/01/42	60	66,057
3.000%	12/01/42	167	179,098
3.000%	12/01/42	673	722,419
3.000%	01/01/43	10	10,785
3.000%	01/01/43	13	14,040
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/43	15	$ 16,618
3.000%	01/01/43	16	17,353
3.000%	01/01/43	17	18,116
3.000%	01/01/43	17	18,426
3.000%	01/01/43	18	19,366
3.000%	01/01/43	18	19,559
3.000%	01/01/43	26	28,446
3.000%	01/01/43	27	29,871
3.000%	01/01/43	44	48,003
3.000%	01/01/43	58	63,205
3.000%	01/01/43	71	78,301
3.000%	01/01/43	161	176,449
3.000%	03/01/43	15	16,377
3.000%	03/01/43	20	22,267
3.000%	03/01/43	153	167,943
3.000%	03/01/43	360	394,455
3.000%	03/01/43	1,135	1,244,724
3.000%	04/01/43	40	43,956
3.000%	04/01/43	51	56,301
3.000%	04/01/43	87	95,496
3.000%	04/01/43	159	174,241
3.000%	04/01/43	184	201,429
3.000%	04/01/43	185	202,885
3.000%	04/01/43	1,389	1,523,703
3.000%	05/01/43	68	74,020
3.000%	05/01/43	74	81,301
3.000%	05/01/43	178	194,961
3.000%	05/01/43	331	363,357
3.000%	05/01/43	358	392,333
3.000%	05/01/43	718	787,674
3.000%	03/01/44	770	831,096
4.000%	11/01/45	474	516,209
4.000%	03/01/46	140	151,711
4.000%	03/01/46	168	182,744
4.000%	06/01/46	191	205,592
4.000%	08/01/46	49	52,685
4.000%	10/01/46	58	62,771
4.000%	10/01/46	272	293,264
4.000%	12/01/47	868	953,720
4.000%	01/01/48	2,166	2,380,418
4.000%	02/01/48	564	632,805
4.000%	02/01/48	1,424	1,564,841
4.000%	06/01/48	1,321	1,449,985
4.000%	06/01/48	1,427	1,568,057
4.000%	07/01/48	590	631,870
4.000%	07/01/48	625	677,882
4.000%	07/01/48	726	795,658
4.500%	07/01/41	291	315,760
4.500%	12/01/44	188	206,998
4.500%	06/01/45	1,040	1,156,414
4.500%	08/01/45	91	99,661
4.500%	10/01/45	273	299,530
4.500%	11/01/45	168	184,579
4.500%	08/01/46	270	300,652
4.500%	07/01/47	2,002	2,202,231
4.500%	07/01/47	2,520	2,781,260
4.500%	11/01/47	1,072	1,184,486

A35

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/01/48	1,342	$ 1,479,708
5.000%	TBA(tt)	9,000	9,861,680
5.000%	10/01/43	3	3,034
5.000%	05/01/44	246	272,483
5.000%	12/01/44	540	603,227
5.000%	01/01/45	578	644,942
5.000%	05/01/48	12	13,242
5.000%	11/01/48	6,170	6,982,180
5.000%	02/01/49	16	17,897
5.000%	02/01/49	485	531,584
5.000%	03/01/49	47	52,841
5.000%	11/01/49	241	263,711
5.000%	11/01/49	911	997,831
Government National Mortgage Assoc.
2.000%	TBA(tt)	44,000	45,705,000
2.000%	TBA(tt)	49,000	50,799,219
2.500%	TBA(tt)	21,000	22,009,804
2.500%	TBA(tt)	28,000	29,397,812
4.000%	TBA(tt)	4,000	4,250,000
4.000%	02/20/41	6	6,168
4.000%	10/20/41	1	1,486
4.000%	11/20/41	9	9,573
4.000%	04/20/42	5	5,044
4.000%	10/20/42	3	3,008
4.000%	08/20/43	48	52,075
4.000%	03/20/44	5	5,158
4.000%	05/20/44	6	6,137
4.000%	11/20/44	394	429,127
4.000%	05/20/45	42	45,120
4.000%	06/20/45	587	637,902
4.000%	07/20/45	1,974	2,140,111
4.000%	01/20/46	333	360,217
4.000%	02/20/49	5,075	5,401,644
4.500%	TBA(tt)	13,000	13,930,820
4.500%	02/20/48	2,159	2,338,050
4.500%	05/20/48	2,868	3,102,428
4.500%	09/20/48	5,667	6,126,792
4.500%	01/20/49	5,003	5,375,566
4.500%	10/20/49	4,739	5,076,724
4.500%	11/20/49	4,618	4,943,318
4.500%	12/20/49	13,799	14,778,613
5.000%	07/15/40	171	190,529
5.000%	08/20/48	1,324	1,441,890
5.000%	09/20/48	842	917,540
5.000%	10/20/48	4,648	5,087,143
5.000%	11/20/48	6,246	6,801,425
5.000%	12/20/48	6,278	6,823,375
5.000%	03/20/49	5,324	5,790,793
5.500%	11/15/32	21	23,512
5.500%	11/15/32	31	35,601
5.500%	01/15/33	33	37,548
5.500%	02/15/33	66	77,711
5.500%	03/15/33	32	36,676
5.500%	03/15/33	37	42,278
5.500%	07/15/33	35	39,487
5.500%	07/15/33	40	46,775
5.500%	08/15/33	29	32,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/15/33	17	$ 18,922
5.500%	04/15/34	37	41,763
5.500%	05/15/34	15	16,713
5.500%	09/15/34	42	49,304
5.500%	09/15/34	255	296,189
5.500%	12/15/34	305	357,992
5.500%	01/15/35	216	253,236

Total U.S. Government Agency Obligations (cost $363,880,862)			368,704,785
U.S. Treasury Obligations — 7.9%
U.S. Treasury Bonds
2.000%	02/15/50(a)	7,110	8,042,077
2.250%	08/15/49	1,070	1,272,631
2.375%	11/15/49	10,500	12,819,844
2.500%	02/15/46	1,480	1,827,337
2.500%	05/15/46	4,990	6,164,989
2.750%	11/15/42	790	1,011,570
2.750%	11/15/47	1,100	1,429,312
2.875%	05/15/49	5,110	6,841,012
3.000%	05/15/42	500	664,688
3.000%	05/15/45(a)	5,700	7,631,766
3.000%	05/15/47	4,160	5,636,150
3.000%	02/15/49	4,100	5,604,828
3.125%	05/15/48	800	1,112,125
3.375%	11/15/48	8,020	11,669,100
3.625%	02/15/44(a)	9,230	13,485,895
3.750%	11/15/43(a)	6,010	8,927,667
4.250%	11/15/40	4,140	6,427,350
4.500%	08/15/39	2,230	3,525,142
4.625%	02/15/40	400	643,938
U.S. Treasury Notes
0.625%	05/15/30(a)	10,600	10,561,906
1.625%	09/30/26(a)	22,090	23,727,767
2.750%	04/30/23(a)	30,370	32,403,367
3.125%	11/15/28(a)	30,680	36,950,225
U.S. Treasury Strips Coupon
2.338%(s)	08/15/40	1,100	841,457

Total U.S. Treasury Obligations (cost $204,216,636)			209,222,143

Total Long-Term Investments (cost $2,036,710,332)			2,157,342,220

	Shares
Short-Term Investments — 31.4%
Affiliated Mutual Funds — 31.1%
PGIM Core Ultra Short Bond Fund(w)	640,954,856	640,954,856
PGIM Institutional Money Market Fund (cost $185,434,723; includes $185,396,102 of cash collateral for securities on loan)(b)(w)	185,462,160	185,425,068

Total Affiliated Mutual Funds (cost $826,389,579)		826,379,924

A36

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Value

Options Purchased*~ — 0.3%
(cost $4,306,260)	$ 6,574,279

Total Short-Term Investments (cost $830,695,839)	832,954,203

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—112.7% (cost $2,867,406,171)	2,990,296,423

Options Written*~ — (0.1)%
(premiums received $2,216,723)	(1,400,924)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.6% (cost $2,865,189,448)	2,988,895,499

Liabilities in excess of other assets(z) — (12.6)%	(334,753,458)

Net Assets — 100.0%	$ 2,654,142,041

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CAC40	French Stock Market Index
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
DAX	German Stock Index
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SGMX	Sigma X MTF
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
SWX	SIX Swiss Exchange
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TRQX	Turquoise Stock Exchange
TSX	Toronto Stock Exchange
WIBOR	Warsaw Interbank Offered Rate
XEQT	Equiduct Stock Exchange

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,687 and 0.0% of net assets.

A37

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,243,565; cash collateral of $185,396,102 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 192,000,000 is 7.2% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA(tt)	10/14/20	(14,000)	$(14,472,500)
Federal National Mortgage Assoc.	4.500%	TBA(tt)	10/14/20	(9,000)	(9,735,820)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $24,199,609)					$(24,208,320)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/15/21	$ 98.25	365	913	$1,418,938
90 Day Euro Dollar Futures	Call	06/14/21	$ 98.25	320	800	1,248,000
90 Day Euro Dollar Futures	Call	09/13/21	$ 98.25	312	780	1,216,800
S&P 500 Index	Put	10/02/20	$3,360.00	17	2	57,460
S&P 500 Index	Put	10/30/20	$3,110.00	3	—(r )	8,730
S&P 500 Index	Put	10/30/20	$3,160.00	5	1	15,915
S&P 500 Index	Put	10/30/20	$3,180.00	13	1	49,023
S&P 500 Index	Put	10/30/20	$3,255.00	6	1	29,298
S&P 500 Index	Put	10/30/20	$3,270.00	8	1	40,600
S&P 500 Index	Put	10/30/20	$3,300.00	5	1	36,000
S&P 500 Index	Put	10/30/20	$3,305.00	10	1	74,400
S&P 500 Index	Put	10/30/20	$3,360.00	3	—(r )	26,964
S&P 500 Index	Put	10/30/20	$3,415.00	12	1	145,620
S&P 500 Index	Put	10/30/20	$3,495.00	12	1	187,920
S&P 500 Index	Put	11/30/20	$3,115.00	14	1	104,090
S&P 500 Index	Put	11/30/20	$3,145.00	14	1	99,988
S&P 500 Index	Put	11/30/20	$3,200.00	12	1	101,592
S&P 500 Index	Put	11/30/20	$3,270.00	2	—(r )	20,856
S&P 500 Index	Put	11/30/20	$3,300.00	15	2	177,960
S&P 500 Index	Put	11/30/20	$3,350.00	7	1	103,957
S&P 500 Index	Put	11/30/20	$3,410.00	9	1	156,285
S&P 500 Index	Put	11/30/20	$3,490.00	9	1	194,940
S&P 500 Index	Put	12/31/20	$3,080.00	7	1	67,480
S&P 500 Index	Put	12/31/20	$3,105.00	10	1	94,870
S&P 500 Index	Put	12/31/20	$3,165.00	5	1	55,000
S&P 500 Index	Put	12/31/20	$3,295.00	3	—(r )	43,806
A38

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/31/20	$3,490.00	1	—(r )	$ 24,805
Total Exchange Traded (cost $3,409,528)						$5,801,297

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CHN	Call	Barclays Bank PLC	12/30/20	7.13	—	12,670	$ 37,984
iShare MSCI Brazil ETF	Put	JPMorgan Chase Bank, N.A.	10/16/20	28.52	2,285	228	342,583
S&P 500 Index	Put	Barclays Bank PLC	11/20/20	3,258.83	40	4	392,415
Total OTC Traded (cost $896,732)							$ 772,982
Total Options Purchased (cost $4,306,260)							$6,574,279
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	10/30/20	$3,425.00	2	—(r )	$ (12,272)
S&P 500 Index	Call	10/30/20	$3,475.00	11	1	(32,780)
S&P 500 Index	Call	10/30/20	$3,490.00	20	2	(51,400)
S&P 500 Index	Call	10/30/20	$3,500.00	19	2	(43,453)
S&P 500 Index	Call	10/30/20	$3,525.00	13	1	(23,270)
S&P 500 Index	Call	10/30/20	$3,550.00	8	1	(10,880)
S&P 500 Index	Call	10/30/20	$3,565.00	15	2	(20,175)
S&P 500 Index	Call	10/30/20	$3,580.00	9	1	(12,825)
S&P 500 Index	Call	10/30/20	$3,590.00	17	2	(21,845)
S&P 500 Index	Call	10/30/20	$3,625.00	9	1	(5,652)
S&P 500 Index	Call	10/30/20	$3,725.00	12	1	(4,500)
S&P 500 Index	Call	11/30/20	$3,580.00	11	1	(42,020)
S&P 500 Index	Call	11/30/20	$3,595.00	10	1	(38,490)
S&P 500 Index	Call	11/30/20	$3,600.00	5	1	(16,500)
S&P 500 Index	Call	11/30/20	$3,640.00	8	1	(20,280)
S&P 500 Index	Call	11/30/20	$3,650.00	5	1	(11,825)
S&P 500 Index	Call	11/30/20	$3,675.00	9	1	(17,910)
S&P 500 Index	Call	11/30/20	$3,700.00	7	1	(13,839)
S&P 500 Index	Call	11/30/20	$3,825.00	7	1	(5,355)
S&P 500 Index	Call	12/31/20	$3,645.00	6	1	(28,620)
S&P 500 Index	Call	12/31/20	$3,655.00	6	1	(26,814)
S&P 500 Index	Call	12/31/20	$3,695.00	2	—(r )	(6,680)
S&P 500 Index	Call	12/31/20	$3,730.00	4	—(r )	(11,040)
S&P 500 Index	Call	12/31/20	$3,850.00	1	—(r )	(1,473)
S&P 500 Index	Put	10/02/20	$3,260.00	17	2	(10,200)
S&P 500 Index	Put	10/30/20	$2,900.00	3	—(r )	(3,000)
S&P 500 Index	Put	10/30/20	$2,910.00	3	—(r )	(2,826)
S&P 500 Index	Put	10/30/20	$2,940.00	6	1	(6,336)
S&P 500 Index	Put	10/30/20	$2,960.00	5	1	(5,375)
S&P 500 Index	Put	10/30/20	$3,000.00	10	1	(16,200)
S&P 500 Index	Put	10/30/20	$3,040.00	7	1	(11,480)
S&P 500 Index	Put	10/30/20	$3,085.00	10	1	(20,300)
S&P 500 Index	Put	10/30/20	$3,105.00	8	1	(17,264)
S&P 500 Index	Put	10/30/20	$3,135.00	5	1	(13,200)
S&P 500 Index	Put	10/30/20	$3,215.00	3	—(r )	(12,240)
S&P 500 Index	Put	10/30/20	$3,220.00	4	—(r )	(18,288)
A39

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	10/30/20	$3,290.00	12	1	$ (77,952)
S&P 500 Index	Put	11/30/20	$2,750.00	14	1	(24,164)
S&P 500 Index	Put	11/30/20	$2,790.00	14	1	(28,098)
S&P 500 Index	Put	11/30/20	$2,800.00	12	1	(26,160)
S&P 500 Index	Put	11/30/20	$3,020.00	4	—(r )	(18,708)
S&P 500 Index	Put	11/30/20	$3,060.00	2	—(r )	(12,480)
S&P 500 Index	Put	11/30/20	$3,090.00	4	—(r )	(23,432)
S&P 500 Index	Put	11/30/20	$3,100.00	6	1	(36,714)
S&P 500 Index	Put	11/30/20	$3,170.00	7	1	(61,565)
S&P 500 Index	Put	11/30/20	$3,210.00	1	—(r )	(9,900)
S&P 500 Index	Put	11/30/20	$3,225.00	9	1	(93,060)
S&P 500 Index	Put	11/30/20	$3,290.00	8	1	(99,560)
S&P 500 Index	Put	12/31/20	$2,630.00	7	1	(17,080)
S&P 500 Index	Put	12/31/20	$2,670.00	10	1	(27,000)
S&P 500 Index	Put	12/31/20	$2,690.00	5	1	(16,375)
S&P 500 Index	Put	12/31/20	$3,070.00	3	—(r )	(28,200)
S&P 500 Index	Put	12/31/20	$3,260.00	1	—(r )	(14,970)
Total Exchange Traded (premiums received $1,930,696)						$(1,232,025)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
iShare MSCI Brazil ETF	Put	JPMorgan Chase Bank, N.A.	10/16/20	24.77	2,285	228	$ (47,070)
S&P 500 Index	Put	Barclays Bank PLC	11/20/20	2,915.80	40	4	(121,829)
Total OTC Traded (premiums received $286,027)							$ (168,899)
Total Options Written (premiums received $2,216,723)							$(1,400,924)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Dec. 2020	$ 249,388	$ 4,308
234	2 Year U.S. Treasury Notes	Dec. 2020	51,704,859	23,049
273	5 Year U.S. Treasury Notes	Dec. 2020	34,406,531	19,810
446	10 Year U.S. Treasury Notes	Dec. 2020	62,230,938	30,671
169	20 Year U.S. Treasury Bonds	Dec. 2020	29,791,531	169,013
258	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	57,227,625	(4,631)
57	Amsterdam Index	Oct. 2020	7,318,916	(85,889)
29	ASX SPI 200 Index	Dec. 2020	3,012,870	(21,838)
53	CAC40 10 Euro	Oct. 2020	2,983,334	(154,170)
7	DAX Index	Dec. 2020	2,621,979	(82,387)
2	Euro STOXX 50 Index	Dec. 2020	74,896	(2,781)
638	Euro STOXX 50 Index Dividend	Dec. 2021	6,141,270	623,941
148	FTSE 100 Index	Dec. 2020	11,155,618	(328,196)
6	FTSE/MIB Index	Dec. 2020	667,065	(25,863)
15	Hang Seng China Enterprises Index	Oct. 2020	2,267,405	(848)
35	IBEX 35 Index	Oct. 2020	2,761,870	(59,777)
260	OMXS30 Index	Oct. 2020	5,316,357	71,117
2,141	S&P 500 E-Mini Index	Dec. 2020	358,831,600	(987,192)
63	S&P/TSX 60 Index	Dec. 2020	9,098,344	(4,631)
A40

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
115	TOPIX Index	Dec. 2020	$ 17,724,601	$ 284,950
				(531,344)
Short Positions:
2	5 Year Euro-Bobl	Dec. 2020	316,960	(425)
363	10 Year U.S. Ultra Treasury Notes	Dec. 2020	58,051,642	47,691
				47,266
				$(484,078)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	6,020	$ 4,399,049	$ 4,312,736	$ —	$ (86,313)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	239	174,036	171,161	—	(2,875)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	51,024	50,160	—	(864)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	69	50,580	49,699	—	(881)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	69	50,189	49,278	—	(911)
British Pound,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	7,230	9,625,672	9,333,992	—	(291,680)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	45	57,956	57,685	—	(271)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	53,073	53,194	121	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	53,211	52,873	—	(338)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	52,810	53,366	556	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	52,726	52,777	51	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	53,286	53,272	—	(14)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	52,662	52,988	326	—
Canadian Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	8,460	6,465,669	6,355,729	—	(109,940)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	133	100,010	100,173	163	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	131	99,815	98,063	—	(1,752)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	67	50,942	50,386	—	(556)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	66	49,143	49,365	222	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	65	49,365	48,872	—	(493)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	65	49,258	48,757	—	(501)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	65	49,236	48,752	—	(484)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	64	48,447	47,923	—	(524)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	64	48,285	48,374	89	—
Chilean Peso,
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	66,266	84,000	84,447	447	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	39,407	50,014	50,219	205	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	39,396	49,966	50,204	238	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	18,712	23,806	23,846	40	—
Chinese Renminbi,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	2,941	427,740	431,198	3,458	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	1,052	153,062	154,278	1,216	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	695	102,037	101,877	—	(160)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	680	98,990	99,673	683	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	351	51,043	51,501	458	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	351	50,959	51,491	532	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	348	51,000	50,959	—	(41)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	346	50,968	50,761	—	(207)
A41

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	344	$ 49,997	$ 50,425	$ 428	$ —
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	341	49,985	50,027	42	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	329	48,378	48,204	—	(174)
Colombian Peso,
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	191,992	49,951	50,154	203	—
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	188,279	51,015	49,184	—	(1,831)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	188,272	51,081	49,182	—	(1,899)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	184,075	50,709	48,086	—	(2,623)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	115,036	29,946	30,052	106	—
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	74,301	20,223	19,409	—	(814)
Expiring 11/20/20	Morgan Stanley & Co. International PLC	COP	199,730	51,405	52,051	646	—
Czech Koruna,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CZK	1,147	50,945	49,757	—	(1,188)
Danish Krone,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	DKK	9,490	1,512,428	1,496,895	—	(15,533)
Euro,
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	312	365,471	365,991	520	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	155	183,578	181,815	—	(1,763)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	141	167,445	166,010	—	(1,435)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	90	106,219	105,828	—	(391)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	17,140	20,324,972	20,131,505	—	(193,467)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	2,570	3,047,560	3,018,551	—	(29,009)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,233	1,459,192	1,448,010	—	(11,182)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	42	49,384	49,146	—	(238)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	41	47,553	47,851	298	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	41	47,945	48,009	64	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	41	47,762	47,827	65	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	41	48,000	48,009	9	—
Hong Kong Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	HKD	14,690	1,894,480	1,894,910	430	—
Indian Rupee,
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	12,088	159,890	163,891	4,001	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	7,475	99,004	101,347	2,343	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	7,325	99,045	99,308	263	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	3,874	52,400	52,530	130	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	3,776	49,958	51,199	1,241	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	3,765	50,990	51,049	59	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	3,758	50,936	50,948	12	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	3,696	49,064	50,116	1,052	—
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	3,692	48,982	50,062	1,080	—
Israeli Shekel,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	680	202,460	198,736	—	(3,724)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	175	51,010	51,211	201	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	175	51,054	51,124	70	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	174	50,945	50,923	—	(22)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	174	50,948	50,917	—	(31)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	172	50,018	50,316	298	—
Japanese Yen,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	1,757,000	16,561,192	16,677,614	116,422	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	26,472	249,371	251,277	1,906	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	10,446	98,507	99,157	650	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	9,790	92,980	92,929	—	(51)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	5,204	49,258	49,401	143	—
Mexican Peso,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	73,875	3,415,736	3,311,667	—	(104,069)
A42

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	1,216	$ 53,903	$ 54,511	$ 608	$ —
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	1,098	51,004	49,236	—	(1,768)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	1,081	50,973	48,444	—	(2,529)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	906	40,056	40,607	551	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	681	29,985	30,541	556	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	501	22,800	22,464	—	(336)
New Taiwanese Dollar,
Expiring 10/26/20	Morgan Stanley & Co. International PLC	TWD	2,878	99,959	99,750	—	(209)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	3,075	105,738	106,821	1,083	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	2,872	101,000	99,774	—	(1,226)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	1,454	50,049	50,520	471	—
New Zealand Dollar,
Expiring 10/09/20	Morgan Stanley & Co. International PLC	NZD	117	77,988	77,104	—	(884)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	310	209,075	205,066	—	(4,009)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	76	49,865	50,281	416	—
Norwegian Krone,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	3,350	379,616	359,231	—	(20,385)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	2,680	296,655	287,379	—	(9,276)
Polish Zloty,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PLN	186	49,428	48,184	—	(1,244)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PLN	179	47,923	46,415	—	(1,508)
Russian Ruble,
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,866	51,054	49,548	—	(1,506)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,838	50,985	49,184	—	(1,801)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,823	50,990	48,996	—	(1,994)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,732	50,027	47,829	—	(2,198)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,712	49,977	47,573	—	(2,404)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,146	40,010	40,315	305	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	1,638	20,596	20,996	400	—
Singapore Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SGD	990	726,042	725,318	—	(724)
South African Rand,
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	909	52,697	53,749	1,052	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	861	50,024	50,923	899	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	842	51,011	49,832	—	(1,179)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	765	45,004	45,225	221	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	594	34,488	35,124	636	—
South Korean Won,
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	59,856	51,047	51,334	287	—
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	58,156	50,045	49,876	—	(169)
Swedish Krona,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	16,725	1,920,580	1,869,362	—	(51,218)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	1,993	226,584	222,787	—	(3,797)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SEK	675	75,481	75,445	—	(36)
Swiss Franc,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	6,100	6,706,960	6,638,766	—	(68,194)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	46	50,968	50,354	—	(614)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	46	51,000	50,551	—	(449)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	44	48,579	48,008	—	(571)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	44	48,561	48,298	—	(263)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	44	48,819	48,430	—	(389)
Turkish Lira,
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	346	48,963	44,612	—	(4,351)
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	150	19,960	19,293	—	(667)
A43

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	149	$ 19,960	$ 19,235	$ —	$ (725)
				$86,675,830	$85,769,930	148,972	(1,054,872)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	580	$ 415,773	$ 415,513	$ 260	$ —
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	51,253	50,145	1,108	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	49,287	50,178	—	(891)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	51,177	50,178	999	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	51,421	50,192	1,229	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	50,503	50,146	357	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	70	50,497	50,146	351	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	69	50,273	49,498	775	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	69	48,524	49,320	—	(796)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	AUD	68	48,283	48,989	—	(706)
Brazilian Real,
Expiring 10/02/20	Morgan Stanley & Co. International PLC	BRL	273	49,104	48,587	517	—
British Pound,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	1,215	1,571,248	1,568,576	2,672	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	75	96,537	96,244	293	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	42	53,005	53,743	—	(738)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	51,730	52,544	—	(814)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	52,944	52,988	—	(44)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	41	52,377	52,701	—	(324)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	39	50,762	50,321	441	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	GBP	28	35,744	36,036	—	(292)
Canadian Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	550	411,822	413,198	—	(1,376)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	138	104,661	103,395	1,266	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	135	101,940	101,113	827	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	94	69,960	70,339	—	(379)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	67	51,044	50,171	873	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	65	49,294	48,732	562	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	64	48,540	48,015	525	—
Chilean Peso,
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	39,885	50,911	50,828	83	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	39,213	50,508	49,971	537	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	39,117	50,959	49,849	1,110	—
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	38,576	49,052	49,159	—	(107)
Expiring 11/16/20	Morgan Stanley & Co. International PLC	CLP	10,704	13,639	13,641	—	(2)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	CLP	74,358	96,413	94,793	1,620	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	CLP	39,066	50,019	49,802	217	—
Chinese Renminbi,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	701	102,015	102,853	—	(838)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	350	50,952	51,275	—	(323)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	348	50,978	50,964	14	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	343	49,973	50,234	—	(261)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	342	50,055	50,150	—	(95)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	341	50,055	50,049	6	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	340	49,938	49,896	42	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CNH	329	48,222	48,176	46	—
A44

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	554,247	$ 144,350	$ 144,787	$ —	$ (437)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	199,730	51,543	52,176	—	(633)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	COP	187,978	50,132	49,106	1,026	—
Expiring 11/20/20	Morgan Stanley & Co. International PLC	COP	226,925	60,052	59,138	914	—
Czech Koruna,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CZK	1,155	49,986	50,071	—	(85)
Danish Krone,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	DKK	200	31,547	31,547	—	—
Euro,
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	4,125	4,856,787	4,840,044	16,743	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	232	274,311	271,837	2,474	—
Expiring 11/09/20	Morgan Stanley & Co. International PLC	EUR	128	151,870	150,007	1,863	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	1,220	1,432,794	1,432,931	—	(137)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	82	97,906	96,661	1,245	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	43	50,321	50,549	—	(228)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	EUR	41	49,034	48,625	409	—
Hong Kong Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	HKD	890	114,799	114,804	—	(5)
Indian Rupee,
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	7,631	100,998	103,462	—	(2,464)
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	7,628	100,929	103,425	—	(2,496)
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	7,616	100,983	103,256	—	(2,273)
Expiring 10/28/20	Morgan Stanley & Co. International PLC	INR	7,602	101,052	103,073	—	(2,021)
Indonesian Rupiah,
Expiring 11/05/20	Morgan Stanley & Co. International PLC	IDR	515,005	34,949	34,542	407	—
Israeli Shekel,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	174	51,031	50,884	147	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	173	50,029	50,576	—	(547)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	173	50,029	50,424	—	(395)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	172	49,938	50,137	—	(199)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	ILS	120	35,119	35,071	48	—
Japanese Yen,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	148,000	1,403,560	1,404,830	—	(1,270)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	15,704	149,000	149,061	—	(61)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	10,809	102,018	102,600	—	(582)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	5,214	49,236	49,489	—	(253)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	5,133	48,416	48,722	—	(306)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	5,124	48,525	48,633	—	(108)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	4,949	46,884	46,976	—	(92)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	JPY	4,946	46,884	46,946	—	(62)
Mexican Peso,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	118,375	5,397,375	5,306,511	90,864	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	1,132	50,787	50,729	58	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	MXN	1,123	50,948	50,361	587	—
New Taiwanese Dollar,
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	4,643	159,712	161,259	—	(1,547)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	4,588	158,272	159,365	—	(1,093)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	1,481	50,984	51,428	—	(444)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	1,476	51,047	51,279	—	(232)
Expiring 11/09/20	Morgan Stanley & Co. International PLC	TWD	1,475	51,062	51,228	—	(166)
New Zealand Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	77	50,290	50,864	—	(574)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	60	40,393	39,934	459	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	55	37,412	36,498	914	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NZD	40	26,437	26,460	—	(23)
A45

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	478	$ 50,065	$ 51,306	$ —	$ (1,241)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	470	50,061	50,355	—	(294)
Expiring 12/16/20	Morgan Stanley & Co. International PLC	NOK	300	32,065	32,170	—	(105)
Polish Zloty,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	PLN	384	100,029	99,246	783	—
Russian Ruble,
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	7,067	89,356	90,569	—	(1,213)
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	4,003	51,708	51,305	403	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,916	51,000	50,190	810	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,914	51,050	50,160	890	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,883	51,056	49,762	1,294	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,848	50,968	49,314	1,654	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,843	50,019	49,253	766	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,754	51,021	48,116	2,905	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,690	49,992	47,295	2,697	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	3,553	47,762	45,532	2,230	—
Expiring 11/17/20	Morgan Stanley & Co. International PLC	RUB	2,169	27,439	27,793	—	(354)
Singapore Dollar,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	SGD	160	117,204	117,223	—	(19)
South African Rand,
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	860	50,942	50,844	98	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	860	50,934	50,866	68	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	858	49,991	50,743	—	(752)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	854	49,991	50,536	—	(545)
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	694	41,649	41,046	603	—
Expiring 12/17/20	Morgan Stanley & Co. International PLC	ZAR	192	11,226	11,363	—	(137)
South Korean Won,
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	112,849	96,681	96,782	—	(101)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	60,554	51,015	51,933	—	(918)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	58,639	49,971	50,290	—	(319)
Expiring 11/02/20	Morgan Stanley & Co. International PLC	KRW	56,958	48,524	48,849	—	(325)
Swiss Franc,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	2,760	3,034,624	3,003,769	30,855	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	510	556,230	555,044	1,186	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	139	153,060	150,810	2,250	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CHF	128	141,528	139,544	1,984	—
Thai Baht,
Expiring 12/16/20	Morgan Stanley & Co. International PLC	THB	4,002	127,036	126,295	741	—
Turkish Lira,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	TRY	346	45,208	44,610	598	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	TRY	303	39,673	39,103	570	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	540	72,988	69,479	3,509	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	527	69,173	67,897	1,276	—
Expiring 10/23/20	Morgan Stanley & Co. International PLC	TRY	318	41,979	40,931	1,048	—
Expiring 11/10/20	Morgan Stanley & Co. International PLC	TRY	354	46,818	45,359	1,459	—
				$26,391,159	$26,228,636	195,565	(33,042)
						$344,537	$(1,087,914)
A46

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/16/20	Buy	AUD	70	CAD	67	$ —	$ (408)	Morgan Stanley & Co. International PLC
12/16/20	Buy	CAD	67	CHF	46	171	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	CHF	45	EUR	41	—	(69)	Morgan Stanley & Co. International PLC
12/16/20	Buy	CHF	45	EUR	41	—	(50)	Morgan Stanley & Co. International PLC
12/16/20	Buy	CHF	45	EUR	42	—	(256)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	20	NOK	222	—	(399)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	27	GBP	25	—	(271)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	41	GBP	38	—	(317)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	41	CHF	44	229	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	SEK	433	428	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	SEK	434	430	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	SEK	436	457	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	SEK	446	—	(584)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	NOK	461	—	(161)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	CZK	1,135	22	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	42	HUF	15,375	—	(271)	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	43	PLN	195	42	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	43	SEK	448	543	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	EUR	43	NOK	480	—	(1,002)	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	25	EUR	27	435	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	38	EUR	41	591	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	38	EUR	41	405	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	38	EUR	42	713	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	GBP	44	EUR	48	210	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	JPY	5,296	EUR	43	—	(314)	Morgan Stanley & Co. International PLC
12/16/20	Buy	JPY	5,402	AUD	70	1,146	—	Morgan Stanley & Co. International PLC
12/16/20	Buy	JPY	15,725	EUR	128	—	(1,151)	Morgan Stanley & Co. International PLC
12/16/20	Buy	NZD	75	EUR	42	—	(43)	Morgan Stanley & Co. International PLC
12/16/20	Buy	PLN	180	EUR	40	—	(865)	Morgan Stanley & Co. International PLC
12/16/20	Buy	SEK	432	EUR	41	—	(380)	Morgan Stanley & Co. International PLC
12/16/20	Buy	SEK	446	EUR	43	—	(683)	Morgan Stanley & Co. International PLC
12/16/20	Buy	SEK	448	EUR	43	—	(456)	Morgan Stanley & Co. International PLC
						$5,822	$(7,680)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	1,300	2.983%	$ 25,775	$ (88,140)	$(113,915)
Federal Republic of Brazil	06/20/24	1.000%(Q)	1,900	2.051%	(26,374)	(71,511)	(45,137)
General Electric Co.	06/20/24	1.000%(Q)	2,300	1.269%	(23,007)	(21,911)	1,096
General Electric Co.	12/20/24	1.000%(Q)	1,000	1.419%	(13,466)	(16,915)	(3,449)
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	820	0.672%	8,955	10,203	1,248
Kingdom of Saudi Arabia	12/20/24	1.000%(Q)	1,000	0.740%	10,825	11,165	340
Republic of Colombia	06/20/24	1.000%(Q)	2,830	1.118%	(9,234)	(11,523)	(2,289)
Republic of Indonesia	06/20/24	1.000%(Q)	160	0.820%	822	1,109	287
Republic of Peru	12/20/24	1.000%(Q)	1,760	0.613%	27,663	29,167	1,504
Republic of Philippines	06/20/24	1.000%(Q)	1,000	0.379%	20,324	23,432	3,108
Republic of Turkey	12/20/25	1.000%(Q)	300	5.320%	(57,144)	(57,057)	87
Russian Federation	12/20/24	1.000%(Q)	790	1.063%	(15,575)	(1,839)	13,736
Russian Federation	06/20/25	1.000%(Q)	120	1.168%	(527)	(898)	(371)
					$(50,963)	$(194,718)	$(143,755)

A47

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.33.V2	06/20/25	1.000%(Q)	1,480	1.876%	$ (56,712)	$ (57,695)	$ (983)
CDX.EM.34.V1	12/20/25	1.000%(Q)	1,000	2.312%	(63,732)	(63,338)	394
CDX.NA.IG.28	06/20/22	1.000%(Q)	23,725	0.845%	281,359	69,713	(211,646)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	85,450	0.797%	179,465	743,177	563,712
CDX.NA.IG.34.V1	06/20/23	1.000%(Q)	21,575	0.696%	250,838	184,091	(66,747)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	97,175	0.846%	661,616	717,908	56,292
					$1,252,834	$1,593,856	$ 341,022

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.BBB.11	11/18/54	3.000%(M)	2,400	*	$(542,223)	$(529,250)	$(12,973)	Morgan Stanley & Co. LLC
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A48

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	7,880	06/17/25	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 13,660	$ (7,238)	$ (20,898)
EUR	2,150	12/16/22	(0.500)%(A)	6 Month EURIBOR(2)(S)	(2,793)	(803)	1,990
EUR	400	12/16/24	(0.250)%(A)	6 Month EURIBOR(1)(S)	(3,592)	(3,774)	(182)
EUR	840	12/16/25	(0.250)%(A)	6 Month EURIBOR(1)(S)	(6,619)	(8,423)	(1,804)
EUR	1,030	12/16/27	(0.250)%(A)	6 Month EURIBOR(1)(S)	(6,226)	(8,211)	(1,985)
EUR	710	12/16/30	(0.250)%(A)	6 Month EURIBOR(1)(S)	6,361	2,954	(3,407)
EUR	160	12/17/40	0.250%(A)	6 Month EURIBOR(1)(S)	(6,519)	(8,521)	(2,002)
EUR	140	12/16/50	0.250%(A)	6 Month EURIBOR(1)(S)	(10,165)	(13,222)	(3,057)
MXN	20,880	12/14/22	4.500%(M)	28 Day Mexican Interbank Rate(2)(M)	424	(1,136)	(1,560)
MXN	28,400	12/10/25	5.100%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,238)	(2,238)
PLN	9,490	12/16/21	0.250%(A)	3 Month WIBOR(1)(Q)	(488)	(1,907)	(1,419)
PLN	1,900	12/16/25	0.750%(A)	6 Month WIBOR(2)(S)	(399)	5,218	5,617
	28,800	07/25/24	—(3)	—(3)	376	17,819	17,443
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(130,754)	(2,277,636)	(2,146,882)
	8,450	05/21/30	0.980%(S)	3 Month LIBOR(2)(Q)	(11,639)	(18,195)	(6,556)
	9,120	05/21/35	1.160%(S)	3 Month LIBOR(1)(Q)	26,267	102,841	76,574
	3,280	04/09/45	0.855%(S)	3 Month LIBOR(1)(Q)	—	65,074	65,074
	3,380	04/10/50	0.845%(S)	3 Month LIBOR(2)(Q)	—	(47,802)	(47,802)
					$(132,106)	$(2,205,200)	$(2,073,094)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 MONTH LIBOR plus 9.00 bps quarterly.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Euro Stoxx Supersector Return Index	3 Month EURIBOR+18 bps(Q)	Barclays Bank PLC	4/06/21	EUR (10,245)	$—	$—	$—
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A49